UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2023

Date of reporting period:	8/31/2022

Item 1 – Reports to Stockholders

PGIM JENNISON FOCUSED GROWTH FUND

SEMIANNUAL REPORT

AUGUST 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Focused Growth Fund informative and useful. The report covers performance for the six-month period ended August 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Growth Fund

October 14, 2022

PGIM Jennison Focused Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/22	Average Annual Total Returns as of 8/31/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	-18.53	-39.32	9.86	12.69

Class C	-18.85	-36.87	10.29	12.48

Class Z	-18.36	-35.58	11.47	13.65

Class R6	-18.34	-35.53	11.55	13.67

Russell 1000® Growth Index
	-12.25	-19.06	14.78	15.09

S&P 500 Index
	-8.84	-11.22	11.82	13.07

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/22

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	10.5%

Tesla, Inc.	Automobiles	9.2%

Apple, Inc.	Technology Hardware, Storage & Peripherals	8.9%

Amazon.com, Inc.	Internet & Direct Marketing Retail	8.6%

LVMH Moet Hennessy Louis Vuitton SE (France)	Textiles, Apparel & Luxury Goods	4.6%

Mastercard, Inc. (Class A Stock)	IT Services	4.4%

UnitedHealth Group, Inc.	Health Care Providers & Services	3.8%

Costco Wholesale Corp.	Food & Staples Retailing	3.7%

Estee Lauder Cos., Inc. (The) (Class A Stock)	Personal Products	3.3%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Focused Growth Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Growth Fund		Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 814.70	1.05%	$4.80
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35
Class C	Actual	$1,000.00	$ 811.50	1.78%	$8.13
	Hypothetical	$1,000.00	$1,016.23	1.78%	$9.05
Class Z	Actual	$1,000.00	$ 816.40	0.75%	$3.43
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R6	Actual	$1,000.00	$ 816.60	0.67%	$3.07
	Hypothetical	$1,000.00	$1,021.83	0.67%	$3.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of August 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Automobiles 9.2%

Tesla, Inc.*	441,198	$121,598,581

Biotechnology 1.2%

Vertex Pharmaceuticals, Inc.*	58,402	16,455,348

Equity Real Estate Investment Trusts (REITs) 2.0%

SBA Communications Corp.	80,645	26,229,786

Food & Staples Retailing 3.7%

Costco Wholesale Corp.	95,570	49,897,097

Health Care Equipment & Supplies 1.2%

Dexcom, Inc.*(a)	194,520	15,991,489

Health Care Providers & Services 3.8%

UnitedHealth Group, Inc.	97,832	50,807,093

Hotels, Restaurants & Leisure 1.7%

Airbnb, Inc. (Class A Stock)*(a)	199,945	22,617,778

Interactive Media & Services 7.1%

Alphabet, Inc. (Class A Stock)*	384,240	41,582,453
Alphabet, Inc. (Class C Stock)*	372,000	40,603,800
ZoomInfo Technologies, Inc.*	254,829	11,574,333

		93,760,586

Internet & Direct Marketing Retail 11.2%

Amazon.com, Inc.*	901,745	114,314,214
MercadoLibre, Inc. (Brazil)*	40,306	34,476,140

		148,790,354

IT Services 8.5%

Adyen NV (Netherlands), 144A*	26,916	41,535,293
Mastercard, Inc. (Class A Stock)	178,488	57,896,153
Snowflake, Inc. (Class A Stock)*	71,898	13,009,943

		112,441,389

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services 3.5%

Danaher Corp.	123,593	$33,358,987
Lonza Group AG (Switzerland)	24,871	13,264,202

		46,623,189

Personal Products 3.3%

Estee Lauder Cos., Inc. (The) (Class A Stock)	171,895	43,726,650

Pharmaceuticals 5.7%

Eli Lilly & Co.	132,004	39,763,565
Novo Nordisk A/S (Denmark), ADR	340,734	36,151,877

		75,915,442

Semiconductors & Semiconductor Equipment 4.8%

ASML Holding NV (Netherlands)	49,787	24,392,643
NVIDIA Corp.	261,695	39,500,243

		63,892,886

Software 14.5%

Atlassian Corp. PLC (Class A Stock)*	78,588	19,463,104
Crowdstrike Holdings, Inc. (Class A Stock)*	87,101	15,905,513
HubSpot, Inc.*	33,516	11,296,233
Microsoft Corp.	531,270	138,911,167
Salesforce, Inc.*	41,985	6,554,698

		192,130,715

Technology Hardware, Storage & Peripherals 8.9%

Apple, Inc.	750,446	117,985,120

Textiles, Apparel & Luxury Goods 9.4%

Lululemon Athletica, Inc.*	109,625	32,883,115
LVMH Moet Hennessy Louis Vuitton SE (France)	94,260	60,822,860
NIKE, Inc. (Class B Stock)	287,828	30,639,291

		124,345,266

TOTAL LONG-TERM INVESTMENTS (cost $1,052,493,660)		1,323,208,769

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENTS 0.6%

AFFILIATED MUTUAL FUND 0.2%
PGIM Institutional Money Market Fund (cost $1,983,355; includes $ 1,943,768 of cash collateral for securities on loan)(b)(we)	1,985,245	$1,984,053

UNAFFILIATED FUND 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $5,461,991)	5,461,991	5,461,991

TOTAL SHORT-TERM INVESTMENTS (cost $7,445,346)		7,446,044

TOTAL INVESTMENTS 100.3% (cost $1,059,939,006)		1,330,654,813
Liabilities in excess of other assets (0.3)%		(3,458,016)

NET ASSETS 100.0%		$1,327,196,797

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,904,299; cash collateral of $1,943,768 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$121,598,581	$—	$—
Biotechnology	16,455,348	—	—
Equity Real Estate Investment Trusts (REITs)	26,229,786	—	—
Food & Staples Retailing	49,897,097	—	—
Health Care Equipment & Supplies	15,991,489	—	—
Health Care Providers & Services	50,807,093	—	—
Hotels, Restaurants & Leisure	22,617,778	—	—
Interactive Media & Services	93,760,586	—	—
Internet & Direct Marketing Retail	148,790,354	—	—
IT Services	70,906,096	41,535,293	—
Life Sciences Tools & Services	33,358,987	13,264,202	—
Personal Products	43,726,650	—	—
Pharmaceuticals	75,915,442	—	—
Semiconductors & Semiconductor Equipment	63,892,886	—	—
Software	192,130,715	—	—
Technology Hardware, Storage & Peripherals	117,985,120	—	—
Textiles, Apparel & Luxury Goods	63,522,406	60,822,860	—
Short-Term Investments
Affiliated Mutual Fund	1,984,053	—	—
Unaffiliated Fund	5,461,991	—	—

Total	$1,215,032,458	$115,622,355	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2022 were as follows:

Software	14.5%
Internet & Direct Marketing Retail	11.2
Textiles, Apparel & Luxury Goods	9.4
Automobiles	9.2
Technology Hardware, Storage & Peripherals	8.9
IT Services	8.5
Interactive Media & Services	7.1
Pharmaceuticals	5.7
Semiconductors & Semiconductor Equipment	4.8
Health Care Providers & Services	3.8
Food & Staples Retailing	3.7
Life Sciences Tools & Services	3.5
Personal Products	3.3

Equity Real Estate Investment Trusts (REITs)	2.0%
Hotels, Restaurants & Leisure	1.7
Biotechnology	1.2
Health Care Equipment & Supplies	1.2
Unaffiliated Fund	0.4
Affiliated Mutual Fund (0.1% represents investments purchased with collateral from securities on loan)	0.2

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,904,299	$(1,904,299)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	13

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2022

Assets

Investments at value, including securities on loan of $1,904,299:
Unaffiliated investments (cost $1,057,955,651)	$1,328,670,760
Affiliated investments (cost $1,983,355)	1,984,053
Receivable for Fund shares sold	1,609,005
Dividends receivable	648,410
Tax reclaim receivable	212,571
Prepaid expenses and other assets	51,956

Total Assets	1,333,176,755

Liabilities

Payable for Fund shares purchased	2,610,461
Payable to broker for collateral for securities on loan	1,943,768
Management fee payable	741,341
Accrued expenses and other liabilities	344,794
Distribution fee payable	227,112
Affiliated transfer agent fee payable	102,751
Trustees’ fees payable	9,731

Total Liabilities	5,979,958

Net Assets	$1,327,196,797

Net assets were comprised of:
Shares of beneficial interest, at par	$86,163
Paid-in capital in excess of par	1,330,545,959
Total distributable earnings (loss)	(3,435,325)

Net assets, August 31, 2022	$1,327,196,797

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($824,388,697 ÷ 54,797,572 shares of beneficial interest issued and outstanding)	$15.04
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$15.92

Class C

Net asset value, offering price and redemption price per share, ($43,219,732 ÷ 4,094,788 shares of beneficial interest issued and outstanding)	$10.55

Class Z

Net asset value, offering price and redemption price per share, ($340,792,866 ÷ 20,229,158 shares of beneficial interest issued and outstanding)	$16.85

Class R6

Net asset value, offering price and redemption price per share, ($118,795,502 ÷ 7,041,355 shares of beneficial interest issued and outstanding)	$16.87

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	15

Statement of Operations  (unaudited)

Six Months Ended August 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $187,231 foreign withholding tax)	$3,669,696
Income from securities lending, net (including affiliated income of $5,297)	5,317

Total income	3,675,013

Expenses
Management fee	5,015,060
Distribution fee(a)	1,619,268
Transfer agent’s fees and expenses (including affiliated expense of $389,758)(a)	918,731
Custodian and accounting fees	70,664
Registration fees(a)	52,138
Shareholders’ reports	44,287
Legal fees and expenses	18,431
Trustees’ fees	13,887
SEC registration fees	12,973
Audit fee	12,098
Miscellaneous	29,622

Total expenses	7,807,159
Less: Fee waiver and/or expense reimbursement(a)	(334,264)
Distribution fee waiver(a)	(228,838)

Net expenses	7,244,057

Net investment income (loss)	(3,569,044)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $2,480)	(148,335,600)
Foreign currency transactions	(38,152)

(148,373,752)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,481)	(178,472,867)
Foreign currencies	(18,002)

(178,490,869)

Net gain (loss) on investment and foreign currency transactions	(326,864,621)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(330,433,665)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,373,026	246,242	—	—
Transfer agent’s fees and expenses	593,995	34,973	288,793	970
Registration fees	15,272	7,309	16,191	13,366
Fee waiver and/or expense reimbursement	(106,483)	(20,120)	(179,984)	(27,677)
Distribution fee waiver	(228,838)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2022	Year Ended February 28, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,569,044)	$(10,777,301)
Net realized gain (loss) on investment and foreign currency transactions	(148,373,752)	(23,232,082)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(178,490,869)	(314,689,640)

Net increase (decrease) in net assets resulting from operations	(330,433,665)	(348,699,023)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(69,905,533)
Class C	—	(10,492,498)
Class Z	—	(69,936,125)
Class R6	—	(24,598,404)

	—	(174,932,560)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	82,102,916	315,674,446
Net asset value of shares issued in reinvestment of dividends and distributions	—	165,611,664
Net asset value of shares issued in merger	—	1,090,237,618
Cost of shares purchased	(260,259,706)	(488,250,524)

Net increase (decrease) in net assets from Fund share transactions	(178,156,790)	1,083,273,204

Total increase (decrease)	(508,590,455)	559,641,621

Net Assets:

Beginning of period	1,835,787,252	1,276,145,631

End of period	$1,327,196,797	$1,835,787,252

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	17

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.46		$24.34	$15.84	$14.91	$15.46	$12.42
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.20)	(0.18)	(0.11)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.37)		(2.10)	10.85	1.97	1.01	4.75
Total from investment operations	(3.42)		(2.30)	10.67	1.86	0.93	4.66
Less Dividends and Distributions:
Distributions from net realized gains	-		(3.58)	(2.17)	(0.93)	(1.48)	(1.62)
Net asset value, end of period	$15.04		$18.46	$24.34	$15.84	$14.91	$15.46
Total Return(b):	(18.53)%		(12.51)%	67.82%	12.47%	6.66%	40.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$824,389		$1,078,256	$485,590	$292,554	$245,528	$226,316
Average net assets (000)	$907,888		$653,573	$393,844	$283,060	$234,841	$195,791
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.07%	1.10%	1.15%	1.24%
Expenses before waivers and/or expense reimbursement	1.12	%(e)	1.14%	1.15%	1.19%	1.27%	1.43%
Net investment income (loss)	(0.56	)%(e)	(0.86)%	(0.84)%	(0.66)%	(0.52)%	(0.62)%
Portfolio turnover rate(f)	24%		67%	74%	72%	52%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.00		$18.25	$12.29	$11.84	$12.67	$10.50
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.28)	(0.25)	(0.17)	(0.15)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.38)		(1.39)	8.38	1.55	0.80	3.95
Total from investment operations	(2.45)		(1.67)	8.13	1.38	0.65	3.79
Less Dividends and Distributions:
Distributions from net realized gains	-		(3.58)	(2.17)	(0.93)	(1.48)	(1.62)
Net asset value, end of period	$10.55		$13.00	$18.25	$12.29	$11.84	$12.67
Total Return(b):	(18.85)%		(13.27)%	66.59%	11.73%	5.86%	39.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,220		$60,205	$59,185	$39,542	$66,687	$56,630
Average net assets (000)	$48,847		$60,666	$51,793	$44,576	$60,750	$49,905
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.78	%(e)	1.79%	1.79%	1.82%	1.89%	1.99%
Expenses before waivers and/or expense reimbursement	1.86	%(e)	1.82%	1.82%	1.86%	1.95%	2.14%
Net investment income (loss)	(1.29	)%(e)	(1.61)%	(1.56)%	(1.39)%	(1.26)%	(1.37)%
Portfolio turnover rate(f)	24%		67%	74%	72%	52%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	19

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.64		$26.76	$17.23	$16.09	$16.52	$13.14
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.15)	(0.12)	(0.05)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.77)		(2.39)	11.82	2.12	1.08	5.05
Total from investment operations	(3.79)		(2.54)	11.70	2.07	1.05	5.00
Less Dividends and Distributions:
Distributions from net realized gains	-		(3.58)	(2.17)	(0.93)	(1.48)	(1.62)
Net asset value, end of period	$16.85		$20.64	$26.76	$17.23	$16.09	$16.52
Total Return(b):	(18.36)%		(12.27)%	68.34%	12.87%	6.98%	40.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$340,793		$538,780	$593,796	$316,686	$278,810	$162,297
Average net assets (000)	$411,550		$587,500	$453,422	$311,632	$227,690	$116,296
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.75%	0.82%	0.99%
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.81%	0.81%	0.83%	0.90%	1.12%
Net investment income (loss)	(0.27	)%(e)	(0.56)%	(0.52)%	(0.31)%	(0.21)%	(0.37)%
Portfolio turnover rate(f)	24%		67%	74%	72%	52%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.66		$26.76	$17.21	$16.07	$16.49	$13.12
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.13)	(0.11)	(0.04)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.77)		(2.39)	11.83	2.11	1.08	5.05
Total from investment operations	(3.79)		(2.52)	11.72	2.07	1.06	4.99
Less Dividends and Distributions:
Distributions from net realized gains	-		(3.58)	(2.17)	(0.93)	(1.48)	(1.62)
Net asset value, end of period	$16.87		$20.66	$26.76	$17.21	$16.07	$16.49
Total Return(b):	(18.34)%		(12.19)%	68.44%	13.01%	7.06%	40.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$118,796		$158,547	$137,574	$22,843	$18,222	$4,688
Average net assets (000)	$131,461		$180,823	$58,252	$21,320	$11,478	$2,037
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.67%	0.67%	0.73%	0.99%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.71%	0.75%	0.78%	0.86%	1.53%
Net investment income (loss)	(0.18	)%(e)	(0.48)%	(0.46)%	(0.23)%	(0.13)%	(0.37)%
Portfolio turnover rate(f)	24%		67%	74%	72%	52%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	21

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Focused Growth Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is provided to the Board at the first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

22

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Jennison Focused Growth Fund	23

Notes to Financial Statements  (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

24

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates

PGIM Jennison Focused Growth Fund	25

Notes to Financial Statements  (unaudited) (continued)

by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

26

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.67% up to $1 billion of average daily net assets;	0.66%

0.65% from $1 billion to $3 billion of average daily net assets;

0.63% from $3 billion to $5 billion of average daily net assets;

0.62% from $5 billion to $10 billion of average daily net assets;

0.61% over $10 billion of average daily net assets

The Manager has contractually agreed, through June 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.05%

C	1.78

Z	0.75

R6	0.67

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Focused Growth Fund	27

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended August 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$164,449	$751

C	—	1,562

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

28

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$354,607,330	$502,695,231

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$13,333,425	$185,644,698	$196,998,031	$1,481	$2,480	$1,984,053	1,985,245	$5,297(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,071,223,856	$352,685,858	$(93,254,901)	$259,430,957

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $108,643,000 and certain late-year ordinary income losses of approximately $2,281,000 as having been incurred in the following fiscal year (February 28, 2023).

PGIM Jennison Focused Growth Fund	29

Notes to Financial Statements  (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2022 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,262,950	2.3%

C	41	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	5	46.9

30

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended August 31, 2022:

Shares sold	1,032,440	$16,576,068

Shares purchased	(4,655,372)	(74,758,092)

Net increase (decrease) in shares outstanding before conversion	(3,622,932)	(58,182,024)

Shares issued upon conversion from other share class(es)	138,871	2,350,708

Shares purchased upon conversion into other share class(es)	(139,847)	(2,340,905)

Net increase (decrease) in shares outstanding	(3,623,908)	$(58,172,221)

Year ended February 28, 2022:

Shares sold	2,259,097	$53,439,793

Shares issued in reinvestment of dividends and distributions	2,901,455	67,603,891

Shares issued in merger	38,251,389	875,956,816

Shares purchased	(4,953,296)	(110,464,194)

Net increase (decrease) in shares outstanding before conversion	38,458,645	886,536,306

Shares issued upon conversion from other share class(es)	300,796	6,999,328

Shares purchased upon conversion into other share class(es)	(288,368)	(6,692,279)

Net increase (decrease) in shares outstanding	38,471,073	$886,843,355

Class C

Six months ended August 31, 2022:

Shares sold	277,173	$3,068,363

Shares purchased	(653,850)	(7,068,861)

Net increase (decrease) in shares outstanding before conversion	(376,677)	(4,000,498)

Shares purchased upon conversion into other share class(es)	(160,954)	(1,893,711)

Net increase (decrease) in shares outstanding	(537,631)	$(5,894,209)

Year ended February 28, 2022:

Shares sold	467,689	$8,185,945

Shares issued in reinvestment of dividends and distributions	559,568	9,204,899

Shares issued in merger	1,616,680	26,141,722

Shares purchased	(840,456)	(13,807,263)

Net increase (decrease) in shares outstanding before conversion	1,803,481	29,725,303

Shares purchased upon conversion into other share class(es)	(414,889)	(7,006,484)

Net increase (decrease) in shares outstanding	1,388,592	$22,718,819

Class Z

Six months ended August 31, 2022:

Shares sold	2,507,655	$45,505,521

Shares purchased	(8,480,246)	(149,540,837)

Net increase (decrease) in shares outstanding before conversion	(5,972,591)	(104,035,316)

Shares issued upon conversion from other share class(es)	130,024	2,447,367

Shares purchased upon conversion into other share class(es)	(37,217)	(735,021)

Net increase (decrease) in shares outstanding	(5,879,784)	$(102,322,970)

PGIM Jennison Focused Growth Fund	31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended February 28, 2022:

Shares sold	6,318,221	$162,343,871

Shares issued in reinvestment of dividends and distributions	2,465,866	64,211,153

Shares issued in merger	6,914,600	176,944,604

Shares purchased	(11,488,770)	(291,740,583)

Net increase (decrease) in shares outstanding before conversion	4,209,917	111,759,045

Shares issued upon conversion from other share class(es)	291,746	7,567,460

Shares purchased upon conversion into other share class(es)	(579,223)	(15,009,866)

Net increase (decrease) in shares outstanding	3,922,440	$104,316,639

Class R6

Six months ended August 31, 2022:

Shares sold	937,808	$16,952,964

Shares purchased	(1,580,633)	(28,891,916)

Net increase (decrease) in shares outstanding before conversion	(642,825)	(11,938,952)

Shares issued upon conversion from other share class(es)	9,312	172,310

Shares purchased upon conversion into other share class(es)	(38)	(748)

Net increase (decrease) in shares outstanding	(633,551)	$(11,767,390)

Year ended February 28, 2022:

Shares sold	3,458,606	$91,704,837

Shares issued in reinvestment of dividends and distributions	943,658	24,591,721

Shares issued in merger	437,163	11,194,476

Shares purchased	(2,853,476)	(72,238,484)

Net increase (decrease) in shares outstanding before conversion	1,985,951	55,252,550

Shares issued upon conversion from other share class(es)	548,912	14,144,366

Shares purchased upon conversion into other share class(es)	(101)	(2,525)

Net increase (decrease) in shares outstanding	2,534,762	$69,394,391

8.     Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

32

SCA

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 30, 2022 will provide a commitment of $1,200,000,000 through September 28, 2023. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2022. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $1,049,000, borrowed at a weighted average interest rate of 1.64%. The maximum loan outstanding amount during the period was $1,049,000. At August 31, 2022, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or

PGIM Jennison Focused Growth Fund	33

Notes to Financial Statements  (unaudited) (continued)

stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

34

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability

PGIM Jennison Focused Growth Fund	35

Notes to Financial Statements  (unaudited) (continued)

in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which

36

may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund’s may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

10.	Reorganization

On December 9, 2020, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM Jennison 20/20 Focus Fund (“Merged Fund”) for shares of PGIM Jennison Focused Growth Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund, respectively. Shareholders approved the Plan at a meeting on September 14, 2021 and the reorganization took place at the close of business on December 10, 2021.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost

PGIM Jennison 20/20 Focus Fund	$1,086,288,723	$847,993,281

The purpose of the transaction was to combine two funds with substantially similar investment objectives, policies and strategies.

PGIM Jennison Focused Growth Fund	37

Notes to Financial Statements  (unaudited) (continued)

The acquisition was accomplished by a tax-free exchange of the following shares on December 10, 2021:

Merged Fund		Class	Shares

PGIM Jennison 20/20 Focus Fund		A	64,068,249

		C	5,488,730

		R*	4,459,680

		Z	11,134,124

		R6	692,500

Acquiring Fund	Class	Shares	Value

PGIM Jennison Focused Growth Fund	A	38,251,389	$875,956,816

	C	1,616,680	26,141,722

	Z	6,914,600	176,944,604

	R6	437,113	11,194,476

*    Class R shares were converted to Class A shares in the reorganization.

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund	Class	Unrealized Appreciation (Depreciation) on Investments	Net Assets

PGIM Jennison 20/20 Focus Fund	A	$180,113,683	$824,968,399

	C	5,702,782	26,141,722

	R	11,122,958	50,988,417

	Z	38,883,573	176,944,604

	R6	2,472,446	11,194,476

Acquiring Fund		Class	Net Assets

PGIM Jennison Focused Growth Fund		A	$512,695,115

		C	56,736,976

		Z	552,998,607

		R6	200,023,881

38

Assuming the acquisition had been completed on March 1, 2021, the Acquiring Fund’s unaudited pro forma results of operations for the year ended February 28, 2022 would have been as follows:

Acquiring Fund	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations

PGIM Jennison Focused Growth Fund	$(11,151,324)	$(370,576,329)	$(381,727,653)

(a)

Net investment income as reported in the Statement of Operations (year ended February 28, 2022) of the Acquiring Fund, plus net investment loss from the Merged Fund pre-merger as follows: PGIM Jennison 20/20 Focus Fund $(374,023).

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (year ended February 28, 2022) of the Acquiring Fund, plus net realized and unrealized loss on investments from the Merged Fund pre-merger as follows: PGIM Jennison 20/20 Focus Fund $(32,654,607).

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment funds had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since December 10, 2021.

PGIM Jennison Focused Growth Fund	39

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1    PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments,

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PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

Visit our website at pgim.com/investments

impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one-, three-, and ten-year periods.

•

The Board considered PGIM Investments’ assertions that the Fund’s exposure to higher multiple (price/earnings ratio) secular growth stocks detracted from results, as investors rotated out of higher-valuation growth stocks amid concerns around inflation and the potential impact of rising interest rates; and that as markets return to favoring such stocks, PGIM Investments expects relative returns to improve and are encouraged by the Fund’s strong longer-term performance over the 5-year period.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.05% for Class A shares, 1.78% for Class C shares, 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2023.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBMANAGER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SPFAX	SPFCX	SPFZX	PSGQX

CUSIP	74440K504	74440K702	74440K868	7444OK751

MF500E2

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND

SEMIANNUAL REPORT

AUGUST 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Large-Cap Value Fund informative and useful. The report covers performance for the six-month period ended August 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Large-Cap Value Fund

October 14, 2022

PGIM Quant Solutions Large-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 8/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-8.73	-10.21	3.89	8.53	—

Class C	-9.13	-6.73	4.06	8.22	—

Class R	-8.80	-5.20	4.87	N/A	5.78 (06/19/2015)

Class Z	-8.58	-4.69	5.42	9.47	—

Class R6	-8.59	-4.75	5.41	N/A	5.30 (04/26/2017)

Russell 1000 Value Index

	-6.61	-6.23	7.86	10.52	—

S&P 500 Index	-8.84	-11.22	11.82	13.07	—

Average Annual Total Returns as of 8/31/22 Since Inception (%)

	Class R (06/19/2015)	Class R6 (04/26/2017)

Russell 1000 Value Index	8.02	7.69

S&P 500 Index	11.59	11.95

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Large-Cap Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/22

Ten Largest Holdings	Line of Business	% of Net Assets

Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	3.1%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2.5%

JPMorgan Chase & Co.	Banks	2.4%

Chevron Corp.	Oil, Gas & Consumable Fuels	2.0%

Bank of America Corp.	Banks	1.9%

Johnson & Johnson	Pharmaceuticals	1.8%

Pfizer, Inc.	Pharmaceuticals	1.6%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.6%

Wells Fargo & Co.	Banks	1.5%

Comcast Corp. (Class A Stock)	Media	1.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Large-Cap Value Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Large-Cap Value Fund		Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 912.70	1.10%	$ 5.30
	Hypothetical	$1,000.00	$1,019.66	1.10%	$ 5.60
Class C	Actual	$1,000.00	$ 908.70	2.05%	$ 9.86
	Hypothetical	$1,000.00	$1,014.87	2.05%	$10.41
Class R	Actual	$1,000.00	$ 912.00	1.34%	$ 6.46
	Hypothetical	$1,000.00	$1,018.45	1.34%	$ 6.82
Class Z	Actual	$1,000.00	$ 914.20	0.80%	$ 3.86
	Hypothetical	$1,000.00	$1,021.17	0.80%	$ 4.08
Class R6	Actual	$1,000.00	$ 914.10	0.80%	$ 3.86
	Hypothetical	$1,000.00	$1,021.17	0.80%	$ 4.08

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 98.9%

Aerospace & Defense 0.6%
L3Harris Technologies, Inc.	700	$159,733
Raytheon Technologies Corp.	17,601	1,579,690

		1,739,423

Air Freight & Logistics 0.7%
FedEx Corp.	9,600	2,023,776

Airlines 0.2%
Alaska Air Group, Inc.*	4,100	178,596
JetBlue Airways Corp.*	41,600	324,064

		502,660

Auto Components 0.6%
BorgWarner, Inc.	49,000	1,847,300

Automobiles 2.4%
Ford Motor Co.	183,210	2,792,120
General Motors Co.	70,896	2,708,936
Thor Industries, Inc.(a)	20,100	1,628,301

		7,129,357

Banks 11.7%
Bank of America Corp.	165,411	5,559,464
Bank OZK	16,000	648,480
BOK Financial Corp.	900	79,983
Citigroup, Inc.	65,404	3,192,369
Citizens Financial Group, Inc.	45,804	1,680,091
Fifth Third Bancorp	52,954	1,808,379
FNB Corp.	54,400	648,448
Huntington Bancshares, Inc.	46,900	628,460
JPMorgan Chase & Co.	62,564	7,115,404
KeyCorp	15,690	277,556
M&T Bank Corp.	7,846	1,426,246
PacWest Bancorp	21,700	571,361
Pinnacle Financial Partners, Inc.	2,000	161,420
PNC Financial Services Group, Inc. (The)	4,597	726,326
Regions Financial Corp.	71,011	1,538,808
Truist Financial Corp.	56,168	2,630,909
U.S. Bancorp	28,009	1,277,490

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     9

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Webster Financial Corp.	14,200	$668,110
Wells Fargo & Co.	101,032	4,416,109

		35,055,413

Beverages 0.5%

Molson Coors Beverage Co. (Class B Stock)(a)	30,682	1,585,339

Biotechnology 1.2%

Biogen, Inc.*	1,600	312,608
Gilead Sciences, Inc.	8,600	545,842
Moderna, Inc.*	10,700	1,415,289
Regeneron Pharmaceuticals, Inc.*	2,400	1,394,544

		3,668,283

Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	51,410	2,135,057
Franklin Resources, Inc.(a)	30,700	800,349
Goldman Sachs Group, Inc. (The)	10,590	3,522,976
Invesco Ltd.	52,360	862,369
Janus Henderson Group PLC	31,300	732,420
Jefferies Financial Group, Inc.	25,300	811,877
KKR & Co., Inc.	1,000	50,560
Morgan Stanley	38,962	3,320,342
S&P Global, Inc.	1,000	352,180
State Street Corp.	30,418	2,079,070

		14,667,200

Chemicals 3.8%

Corteva, Inc.	21,500	1,320,745
Dow, Inc.	37,700	1,922,700
DuPont de Nemours, Inc.	36,936	2,055,119
Huntsman Corp.	18,600	521,172
International Flavors & Fragrances, Inc.	13,400	1,480,432
Linde PLC (United Kingdom)	700	198,002
LyondellBasell Industries NV (Class A Stock)	19,174	1,591,442
Mosaic Co. (The)(a)	22,476	1,210,782
Westlake Corp.	11,900	1,173,697

		11,474,091

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 0.7%

Cisco Systems, Inc.	30,300	$1,355,016
Viasat, Inc.*(a)	23,200	881,136

		2,236,152

Consumer Finance 1.3%

Ally Financial, Inc.	22,834	758,089
Capital One Financial Corp.	22,241	2,353,542
Discover Financial Services	500	50,245
Synchrony Financial	20,400	668,100

		3,829,976

Containers & Packaging 0.6%

Westrock Co.	44,622	1,811,207

Diversified Financial Services 3.3%

Berkshire Hathaway, Inc. (Class B Stock)*	32,998	9,265,839
Voya Financial, Inc.	10,223	629,021

		9,894,860

Diversified Telecommunication Services 3.5%

AT&T, Inc.	211,003	3,700,993
Frontier Communications Parent, Inc.*	41,300	1,063,888
Lumen Technologies, Inc.(a)	165,541	1,648,788
Verizon Communications, Inc.	95,916	4,010,248

		10,423,917

Electric Utilities 2.4%

American Electric Power Co., Inc.	2,200	220,440
Avangrid, Inc.(a)	30,300	1,496,820
Duke Energy Corp.	13,869	1,482,735
Edison International	10,000	677,700
Exelon Corp.	28,741	1,262,017
NextEra Energy, Inc.	11,700	995,202
PPL Corp.	11,278	327,964
Southern Co. (The)	9,500	732,165

		7,195,043

Electronic Equipment, Instruments & Components 0.5%

Avnet, Inc.	10,600	465,234

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     11

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Corning, Inc.	14,600	$501,072
TD SYNNEX Corp.	5,200	500,656

		1,466,962

Energy Equipment & Services 0.0%

Baker Hughes Co.	3,100	78,306

Entertainment 0.6%

Walt Disney Co. (The)*	11,800	1,322,544
Warner Bros. Discovery, Inc.*	40,161	531,732

		1,854,276

Equity Real Estate Investment Trusts (REITs) 6.0%

Alexandria Real Estate Equities, Inc.	11,200	1,718,080
Cousins Properties, Inc.	57,000	1,530,450
Douglas Emmett, Inc.	4,600	89,792
EPR Properties	4,800	208,752
Highwoods Properties, Inc.	22,600	687,266
Hudson Pacific Properties, Inc.	115,300	1,523,113
JBG SMITH Properties	24,100	529,477
Kilroy Realty Corp.	28,800	1,404,576
Kimco Realty Corp.	12,700	267,716
Medical Properties Trust, Inc.(a)	109,000	1,592,490
Realty Income Corp.	16,700	1,140,276
SL Green Realty Corp.(a)	36,747	1,623,115
Spirit Realty Capital, Inc.	16,400	669,940
VICI Properties, Inc.	49,900	1,646,201
Vornado Realty Trust(a)	61,200	1,604,664
Weyerhaeuser Co.	49,700	1,697,752

		17,933,660

Food & Staples Retailing 1.2%

Kroger Co. (The)	4,900	234,906
Walgreens Boots Alliance, Inc.	57,565	2,018,229
Walmart, Inc.	10,252	1,358,902

		3,612,037

Food Products 1.6%

Archer-Daniels-Midland Co.	7,000	615,230

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Kraft Heinz Co. (The)	57,522	$2,151,323
Tyson Foods, Inc. (Class A Stock)	25,900	1,952,342

		4,718,895

Health Care Equipment & Supplies 1.5%

Abbott Laboratories	8,200	841,730
Becton, Dickinson & Co.	2,300	580,566
Enovis Corp.*	4,466	226,203
Medtronic PLC	14,706	1,292,951
QuidelOrtho Corp.*(a)	19,200	1,521,792

		4,463,242

Health Care Providers & Services 3.1%

Centene Corp.*	17,300	1,552,502
Cigna Corp.	5,249	1,487,829
CVS Health Corp.	38,987	3,826,574
Elevance Health, Inc.	1,100	533,621
Laboratory Corp. of America Holdings	2,200	495,594
Universal Health Services, Inc. (Class B Stock)(a)	13,300	1,301,272

		9,197,392

Hotels, Restaurants & Leisure 0.2%

McDonald’s Corp.	2,627	662,740

Household Durables 2.8%

D.R. Horton, Inc.	19,700	1,401,655
Lennar Corp. (Class A Stock)	24,781	1,919,288
Mohawk Industries, Inc.*	15,200	1,677,472
PulteGroup, Inc.	41,300	1,679,258
Toll Brothers, Inc.	36,500	1,598,335

		8,276,008

Household Products 0.5%

Procter & Gamble Co. (The)	10,772	1,485,890

Industrial Conglomerates 0.3%

3M Co.	500	62,175
General Electric Co.	8,800	646,272
Honeywell International, Inc.	1,600	302,960

		1,011,407

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     13

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 6.1%

Aflac, Inc.	40,233	$2,390,645
Allstate Corp. (The)	797	96,039
American International Group, Inc.	44,885	2,322,799
Axis Capital Holdings Ltd.	14,100	749,415
Brighthouse Financial, Inc.*	8,300	394,665
Chubb Ltd.	15,808	2,988,502
CNA Financial Corp.	5,400	207,684
Everest Re Group Ltd.	2,500	672,625
First American Financial Corp.	11,800	631,300
Hartford Financial Services Group, Inc. (The)	12,849	826,319
Lincoln National Corp.	14,600	672,476
Loews Corp.	14,200	785,402
MetLife, Inc.	38,119	2,452,195
Old Republic International Corp.	35,100	766,584
Travelers Cos., Inc. (The)	9,514	1,537,843
Unum Group	21,600	817,560

		18,312,053

Interactive Media & Services 1.9%

Alphabet, Inc. (Class A Stock)*	5,300	573,566
Alphabet, Inc. (Class C Stock)*	4,300	469,345
Meta Platforms, Inc. (Class A Stock)*	29,200	4,757,556

		5,800,467

IT Services 2.2%

DXC Technology Co.*	61,500	1,523,970
Fidelity National Information Services, Inc.	27,800	2,540,086
Fiserv, Inc.*	2,900	293,451
Global Payments, Inc.	17,900	2,223,717

		6,581,224

Life Sciences Tools & Services 0.8%

Danaher Corp.	3,900	1,052,649
Thermo Fisher Scientific, Inc.	2,600	1,417,832

		2,470,481

Machinery 0.7%

Gates Industrial Corp. PLC*	141,600	1,517,952
PACCAR, Inc.	6,900	603,819

		2,121,771

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Media 3.2%
Comcast Corp. (Class A Stock)(a)	114,582	$4,146,723
DISH Network Corp. (Class A Stock)*(a)	94,600	1,641,310
Fox Corp. (Class A Stock)	3,800	129,884
Fox Corp. (Class B Stock)	6,200	196,044
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	8,100	336,474
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	9,100	376,376
News Corp. (Class A Stock)	104,300	1,764,756
Paramount Global (Class B Stock)(a)	38,100	891,159

		9,482,726

Metals & Mining 3.6%
Alcoa Corp.	1,700	84,116
Cleveland-Cliffs, Inc.*	81,700	1,410,959
Freeport-McMoRan, Inc.	62,400	1,847,040
Newmont Corp.	43,800	1,811,568
Nucor Corp.	16,137	2,145,253
SSR Mining, Inc. (Canada)	108,900	1,469,061
United States Steel Corp.(a)	81,500	1,863,905

		10,631,902

Mortgage Real Estate Investment Trusts (REITs) 1.2%
AGNC Investment Corp.	79,620	951,459
Annaly Capital Management, Inc.	147,200	949,440
Rithm Capital Corp.	89,150	840,684
Starwood Property Trust, Inc.	35,700	818,601

		3,560,184

Multiline Retail 0.4%
Kohl’s Corp.(a)	28,400	807,128
Macy’s, Inc.	25,200	436,464

		1,243,592

Multi-Utilities 0.6%
Consolidated Edison, Inc.	11,500	1,124,010
Dominion Energy, Inc.	5,800	474,440
Sempra Energy	1,500	247,455

		1,845,905

Oil, Gas & Consumable Fuels 10.4%
Chevron Corp.	37,638	5,949,062

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     15

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	29,515	$3,230,417
Coterra Energy, Inc.(a)	36,900	1,140,579
Diamondback Energy, Inc.	7,900	1,052,912
DT Midstream, Inc.	10,900	601,789
EOG Resources, Inc.	10,000	1,213,000
Exxon Mobil Corp.	77,971	7,453,248
HF Sinclair Corp.	19,400	1,021,022
Kinder Morgan, Inc.	80,800	1,480,256
Marathon Oil Corp.	46,800	1,197,612
Marathon Petroleum Corp.	17,640	1,777,230
Occidental Petroleum Corp.	5,300	376,300
Phillips 66	17,800	1,592,388
Pioneer Natural Resources Co.	5,400	1,367,388
Valero Energy Corp.	14,000	1,639,680

		31,092,883

Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	11,500	775,215
Johnson & Johnson	32,620	5,262,911
Merck & Co., Inc.	5,100	435,336
Pfizer, Inc.	108,786	4,920,391
Viatris, Inc.	179,800	1,717,090

		13,110,943

Real Estate Management & Development 0.3%
Howard Hughes Corp. (The)*	3,700	235,431
Jones Lang LaSalle, Inc.*	3,200	553,600

		789,031

Road & Rail 0.7%
Knight-Swift Transportation Holdings, Inc.	35,200	1,777,952
Ryder System, Inc.	6,074	464,297

		2,242,249

Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	1,500	227,295
Intel Corp.	116,764	3,727,107
Micron Technology, Inc.	44,003	2,487,489

		6,441,891

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Software 0.2%

Salesforce, Inc.*	3,000	$468,360

Specialty Retail 0.1%

Home Depot, Inc. (The)	1,500	432,630

Technology Hardware, Storage & Peripherals 1.2%

Hewlett Packard Enterprise Co.	141,063	1,918,457
Western Digital Corp.*(a)	41,800	1,766,468

		3,684,925

Textiles, Apparel & Luxury Goods 0.6%

PVH Corp.	29,400	1,653,750

Thrifts & Mortgage Finance 0.6%

MGIC Investment Corp.	66,100	944,569
New York Community Bancorp, Inc.(a)	93,100	911,449

		1,856,018

Tobacco 0.3%

Philip Morris International, Inc.	7,843	748,928

Trading Companies & Distributors 0.2%

Air Lease Corp.	16,626	604,521

Wireless Telecommunication Services 0.3%

T-Mobile US, Inc.*	5,300	762,988

TOTAL COMMON STOCKS (cost $248,782,146)		295,784,234

EXCHANGE-TRADED FUND 0.6%
iShares Russell 1000 Value ETF (cost $1,874,214)	12,000	1,799,520

TOTAL LONG-TERM INVESTMENTS (cost $250,656,360)		297,583,754

SHORT-TERM INVESTMENTS 8.2%

AFFILIATED MUTUAL FUND 7.8%
PGIM Institutional Money Market Fund (cost $23,352,207; includes $23,298,954 of cash collateral for securities on loan)(b)(we)	23,375,789	23,361,763

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     17

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Shares	Value

UNAFFILIATED FUND 0.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,076,444)	1,076,444	$1,076,444

TOTAL SHORT-TERM INVESTMENTS (cost $24,428,651)		24,438,207

TOTAL INVESTMENTS 107.7% (cost $275,085,011)		322,021,961
Liabilities in excess of other assets (7.7)%		(22,923,385)

NET ASSETS 100.0%		$299,098,576

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,592,136; cash collateral of $23,298,954 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,739,423	$—	$—
Air Freight & Logistics	2,023,776	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Airlines	$502,660	$—	$—
Auto Components	1,847,300	—	—
Automobiles	7,129,357	—	—
Banks	35,055,413	—	—
Beverages	1,585,339	—	—
Biotechnology	3,668,283	—	—
Capital Markets	14,667,200	—	—
Chemicals	11,474,091	—	—
Communications Equipment	2,236,152	—	—
Consumer Finance	3,829,976	—	—
Containers & Packaging	1,811,207	—	—
Diversified Financial Services	9,894,860	—	—
Diversified Telecommunication Services	10,423,917	—	—
Electric Utilities	7,195,043	—	—
Electronic Equipment, Instruments & Components	1,466,962	—	—
Energy Equipment & Services	78,306	—	—
Entertainment	1,854,276	—	—
Equity Real Estate Investment Trusts (REITs)	17,933,660	—	—
Food & Staples Retailing	3,612,037	—	—
Food Products	4,718,895	—	—
Health Care Equipment & Supplies	4,463,242	—	—
Health Care Providers & Services	9,197,392	—	—
Hotels, Restaurants & Leisure	662,740	—	—
Household Durables	8,276,008	—	—
Household Products	1,485,890	—	—
Industrial Conglomerates	1,011,407	—	—
Insurance	18,312,053	—	—
Interactive Media & Services	5,800,467	—	—
IT Services	6,581,224	—	—
Life Sciences Tools & Services	2,470,481	—	—
Machinery	2,121,771	—	—
Media	9,482,726	—	—
Metals & Mining	10,631,902	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,560,184	—	—
Multiline Retail	1,243,592	—	—
Multi-Utilities	1,845,905	—	—
Oil, Gas & Consumable Fuels	31,092,883	—	—
Pharmaceuticals.	13,110,943	—	—
Real Estate Management & Development	789,031	—	—
Road & Rail	2,242,249	—	—
Semiconductors & Semiconductor Equipment	6,441,891	—	—
Software	468,360	—	—
Specialty Retail	432,630	—	—
Technology Hardware, Storage & Peripherals	3,684,925	—	—
Textiles, Apparel & Luxury Goods	1,653,750	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     19

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Thrifts & Mortgage Finance	$1,856,018	$—	$—
Tobacco	748,928	—	—
Trading Companies & Distributors	604,521	—	—
Wireless Telecommunication Services	762,988	—	—
Exchange-Traded Fund	1,799,520	—	—
Short-Term Investments
Affiliated Mutual Fund	23,361,763	—	—
Unaffiliated Fund	1,076,444	—	—

Total	$322,021,961	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2022 were as follows:

Banks	11.7%
Oil, Gas & Consumable Fuels	10.4
Affiliated Mutual Fund (7.8% represents investments purchased with collateral from securities on loan)	7.8
Insurance	6.1
Equity Real Estate Investment Trusts (REITs)	6.0
Capital Markets	4.9
Pharmaceuticals	4.4
Chemicals	3.8
Metals & Mining	3.6
Diversified Telecommunication Services	3.5
Diversified Financial Services	3.3
Media	3.2
Health Care Providers & Services	3.1
Household Durables	2.8
Electric Utilities	2.4
Automobiles	2.4
IT Services	2.2
Semiconductors & Semiconductor Equipment	2.2
Interactive Media & Services	1.9
Food Products	1.6
Health Care Equipment & Supplies	1.5
Consumer Finance	1.3
Technology Hardware, Storage & Peripherals	1.2
Biotechnology	1.2
Food & Staples Retailing	1.2

Mortgage Real Estate Investment Trusts (REITs)	1.2%
Life Sciences Tools & Services	0.8
Road & Rail	0.7
Communications Equipment	0.7
Machinery	0.7
Air Freight & Logistics	0.7
Thrifts & Mortgage Finance	0.6
Entertainment	0.6
Auto Components	0.6
Multi-Utilities	0.6
Containers & Packaging	0.6
Exchange-Traded Fund	0.6
Aerospace & Defense	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.5
Household Products	0.5
Electronic Equipment, Instruments & Components	0.5
Multiline Retail	0.4
Unaffiliated Fund	0.4
Industrial Conglomerates	0.3
Real Estate Management & Development	0.3
Wireless Telecommunication Services	0.3
Tobacco	0.3
Hotels, Restaurants & Leisure	0.2
Trading Companies & Distributors	0.2
Airlines	0.2
Software	0.2

See Notes to Financial Statements.

20

Industry Classification (continued):

Specialty Retail	0.1%
Energy Equipment & Services	0.0 *

107.7
Liabilities in excess of other assets	(7.7)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$22,592,136	$(22,592,136)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     21

Statement of Assets and Liabilities (unaudited)

as of August 31, 2022

Assets

Investments at value, including securities on loan of $22,592,136:
Unaffiliated investments (cost $251,732,804)	$298,660,198
Affiliated investments (cost $23,352,207)	23,361,763
Dividends receivable	894,454
Receivable for Fund shares sold	176,773
Prepaid expenses and other assets	11,615

Total Assets	323,104,803

Liabilities

Payable to broker for collateral for securities on loan	23,298,954
Payable for Fund shares purchased	313,961
Management fee payable	170,102
Accrued expenses and other liabilities	126,516
Distribution fee payable	91,074
Affiliated transfer agent fee payable	3,529
Trustees’ fees payable	2,091

Total Liabilities	24,006,227

Net Assets	$299,098,576

Net assets were comprised of:
Shares of beneficial interest, at par	$23,016
Paid-in capital in excess of par	237,897,172
Total distributable earnings (loss)	61,178,388

Net assets, August 31, 2022	$299,098,576

See Notes to Financial Statements.

22

Class A

Net asset value and redemption price per share, ($36,923,556 ÷ 2,917,877 shares of beneficial interest issued and outstanding)	$12.65
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.39

Class C

Net asset value, offering price and redemption price per share, ($3,537,280 ÷ 311,906 shares of beneficial interest issued and outstanding)	$11.34

Class R

Net asset value, offering price and redemption price per share, ($178,937,782 ÷ 13,701,509 shares of beneficial interest issued and outstanding)	$13.06

Class Z

Net asset value, offering price and redemption price per share, ($48,111,434 ÷ 3,672,183 shares of beneficial interest issued and outstanding)	$13.10

Class R6

Net asset value, offering price and redemption price per share, ($31,588,524 ÷ 2,412,448 shares of beneficial interest issued and outstanding)	$13.09

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     23

Statement of Operations (unaudited)

Six Months Ended August 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,550 foreign withholding tax)	$4,642,526
Income from securities lending, net (including affiliated income of $15,079)	15,396

Total income	4,657,922

Expenses
Management fee	1,452,727
Distribution fee(a)	835,603
Transfer agent’s fees and expenses (including affiliated expense of $37,968)(a)	190,894
Custodian and accounting fees	33,220
Registration fees(a)	30,172
Shareholders’ reports	16,967
Audit fee	12,098
Legal fees and expenses	10,432
Trustees’ fees	6,677
Miscellaneous	19,390

Total expenses	2,608,180
Less: Fee waiver and/or expense reimbursement(a)	(268,427)
Distribution fee waiver(a)	(262,320)

Net expenses	2,077,433

Net investment income (loss)	2,580,489

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(4,972))	(406,562)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $9,342)	(37,516,491)

Net gain (loss) on investment transactions	(37,923,053)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(35,342,564)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	58,041	19,624	757,938	—	—
Transfer agent’s fees and expenses	23,207	3,005	149,611	14,931	140
Registration fees	8,059	4,229	3,250	7,737	6,897
Fee waiver and/or expense reimbursement	(32,890)	(3,336)	(171,799)	(36,561)	(23,841)
Distribution fee waiver	(9,674)	—	(252,646)	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2022	Year Ended February 28, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,580,489	$4,771,039
Net realized gain (loss) on investment transactions	(406,562)	56,536,815
Net change in unrealized appreciation (depreciation) on investments	(37,516,491)	1,701,240

Net increase (decrease) in net assets resulting from operations	(35,342,564)	63,009,094

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(3,178,004)
Class C	—	(323,265)
Class R	—	(19,721,636)
Class Z	—	(4,828,433)
Class R6	—	(485,164)

	—	(28,536,502)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	102,229,321	84,458,609
Net asset value of shares issued in reinvestment of dividends and distributions	—	28,432,699
Cost of shares purchased	(136,550,748)	(134,228,320)

Net increase (decrease) in net assets from Fund share transactions	(34,321,427)	(21,337,012)

Total increase (decrease)	(69,663,991)	13,135,580

Net Assets:

Beginning of period	368,762,567	355,626,987

End of period	$299,098,576	$368,762,567

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     25

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.86		$12.74	$10.47	$12.19	$14.38	$14.47
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.19	0.21	0.22	0.17
Net realized and unrealized gain (loss) on investment transactions	(1.30)		2.21	2.29	(1.32)	(0.85)	1.12
Total from investment operations	(1.21)		2.41	2.48	(1.11)	(0.63)	1.29
Less Dividends and Distributions:
Dividends from net investment income	-		(0.24)	(0.17)	(0.24)	(0.25)	(0.19)
Distributions from net realized gains	-		(1.05)	(0.04)	(0.37)	(1.31)	(1.19)
Total dividends and distributions	-		(1.29)	(0.21)	(0.61)	(1.56)	(1.38)
Net asset value, end of period	$12.65		$13.86	$12.74	$10.47	$12.19	$14.38
Total Return(b):	(8.73)%		19.13%	24.05%	(9.86)%	(4.14)%	9.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,924		$38,102	$30,685	$27,769	$28,482	$29,039
Average net assets (000)	$38,379		$36,266	$24,971	$32,667	$29,461	$27,204
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.12%	1.15%	1.13%	1.13%	1.10%
Expenses before waivers and/or expense reimbursement	1.32	%(e)	1.34%	1.37%	1.35%	1.35%	1.32%
Net investment income (loss)	1.41	%(e)	1.39%	1.89%	1.74%	1.66%	1.23%
Portfolio turnover rate(f)	59%		73%	53%	56%	76%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.48		$11.59	$9.56	$11.20	$13.34	$13.53
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06	0.07	0.08	0.11	0.06
Net realized and unrealized gain (loss) on investment transactions	(1.17)		2.00	2.07	(1.21)	(0.79)	1.04
Total from investment operations	(1.14)		2.06	2.14	(1.13)	(0.68)	1.10
Less Dividends and Distributions:
Dividends from net investment income	-		(0.12)	(0.07)	(0.14)	(0.15)	(0.10)
Distributions from net realized gains	-		(1.05)	(0.04)	(0.37)	(1.31)	(1.19)
Total dividends and distributions	-		(1.17)	(0.11)	(0.51)	(1.46)	(1.29)
Net asset value, end of period	$11.34		$12.48	$11.59	$9.56	$11.20	$13.34
Total Return(b):	(9.13)%		17.97%	22.62%	(10.82)%	(4.88)%	8.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,537		$3,977	$3,165	$3,007	$11,036	$14,054
Average net assets (000)	$3,893		$3,661	$2,561	$4,593	$12,883	$13,571
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.05	%(e)	2.09%	2.29%	2.13%	1.91%	1.88%
Expenses before waivers and/or expense reimbursement	2.22	%(e)	2.26%	2.46%	2.30%	2.08%	2.05%
Net investment income (loss)	0.45	%(e)	0.44%	0.76%	0.70%	0.88%	0.46%
Portfolio turnover rate(f)	59%		73%	53%	56%	76%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     27

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.32		$13.13	$10.78	$12.54	$14.74	$14.79
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.17	0.19	0.20	0.15
Net realized and unrealized gain (loss) on investment transactions	(1.34)		2.27	2.38	(1.36)	(0.87)	1.15
Total from investment operations	(1.26)		2.44	2.55	(1.17)	(0.67)	1.30
Less Dividends and Distributions:
Dividends from net investment income	-		(0.20)	(0.16)	(0.22)	(0.22)	(0.16)
Distributions from net realized gains	-		(1.05)	(0.04)	(0.37)	(1.31)	(1.19)
Total dividends and distributions	-		(1.25)	(0.20)	(0.59)	(1.53)	(1.35)
Net asset value, end of period	$13.06		$14.32	$13.13	$10.78	$12.54	$14.74
Total Return(b):	(8.80)%		18.91%	23.82%	(10.08)%	(4.34)%	9.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178,938		$234,737	$240,673	$170,352	$212,712	$237,199
Average net assets (000)	$200,469		$241,292	$197,850	$205,065	$226,245	$242,784
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.34	%(e)	1.33%	1.33%	1.33%	1.33%	1.32%
Expenses before waivers and/or expense reimbursement	1.76	%(e)	1.75%	1.75%	1.75%	1.75%	1.74%
Net investment income (loss)	1.17	%(e)	1.19%	1.69%	1.53%	1.47%	1.02%
Portfolio turnover rate(f)	59%		73%	53%	56%	76%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.33		$13.13	$10.78	$12.53	$14.73	$14.78
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.23	0.26	0.27	0.22
Net realized and unrealized gain (loss) on investment transactions	(1.35)		2.28	2.37	(1.35)	(0.87)	1.16
Total from investment operations	(1.23)		2.53	2.60	(1.09)	(0.60)	1.38
Less Dividends and Distributions:
Dividends from net investment income	-		(0.28)	(0.21)	(0.29)	(0.29)	(0.24)
Distributions from net realized gains	-		(1.05)	(0.04)	(0.37)	(1.31)	(1.19)
Total dividends and distributions	-		(1.33)	(0.25)	(0.66)	(1.60)	(1.43)
Net asset value, end of period	$13.10		$14.33	$13.13	$10.78	$12.53	$14.73
Total Return(b):	(8.58)%		19.58%	24.37%	(9.56)%	(3.77)%	9.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,111		$55,747	$80,486	$46,231	$56,971	$70,569
Average net assets (000)	$52,089		$71,101	$53,264	$54,581	$64,057	$75,603
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.81%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.94	%(e)	0.96%	0.98%	0.95%	0.95%	0.96%
Net investment income (loss)	1.71	%(e)	1.69%	2.17%	2.07%	2.00%	1.53%
Portfolio turnover rate(f)	59%		73%	53%	56%	76%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund     29

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended						April 26, 2017(a)
	August 31,		Year Ended February 28/29,				through February 28,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.32		$13.13	$10.78	$12.53	$14.74	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.21	0.23	0.26	0.28	0.19
Net realized and unrealized gain (loss) on investment transactions	(1.37)		2.31	2.37	(1.35)	(0.89)	1.40
Total from investment operations	(1.23)		2.52	2.60	(1.09)	(0.61)	1.59
Less Dividends and Distributions:
Dividends from net investment income	-		(0.28)	(0.21)	(0.29)	(0.29)	(0.24)
Distributions from net realized gains	-		(1.05)	(0.04)	(0.37)	(1.31)	(1.19)
Total dividends and distributions	-		(1.33)	(0.25)	(0.66)	(1.60)	(1.43)
Net asset value, end of period	$13.09		$14.32	$13.13	$10.78	$12.53	$14.74
Total Return(c):	(8.59)%		19.52%	24.37%	(9.56)%	(3.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,589		$36,200	$618	$356	$26,223	$36,526
Average net assets (000)	$65,391		$13,569	$362	$7,619	$31,006	$33,613
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.80	%(f)	0.80%	0.81%	0.80%	0.80%	0.80	%(f)
Expenses before waivers and/or expense reimbursement	0.87	%(f)	0.98%	4.98%	1.02%	0.89%	0.90	%(f)
Net investment income (loss)	2.02	%(f)	1.37%	2.15%	2.12%	2.01%	1.54	%(f)
Portfolio turnover rate(g)	59%		73%	53%	56%	76%	72%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Value Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is provided to the Board at the first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Quant Solutions Large-Cap Value Fund    31

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

32

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

PGIM Quant Solutions Large-Cap Value Fund    33

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

34

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.80% to $1 billion of average daily net assets;	0.80%
0.75% over $1 billion of average daily net assets

The Manager has contractually agreed, through June 30, 2023, to waive and/or reimburse up to 0.17% of fees and expenses from the Fund to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis. This contractual limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Quant Solutions Large-Cap Value Fund    35

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	—
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$18,644	$ 21
C	—	155

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

36

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$208,801,968	$239,575,668

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$22,667,202	$192,324,657	$191,634,466	$9,342	$(4,972)	$23,361,763	23,375,789	$15,079(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$280,609,658	$59,389,673	$(17,977,370)	$41,412,303

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

PGIM Quant Solutions Large-Cap Value Fund    37

Notes to Financial Statements (unaudited) (continued)

required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

As of August 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	294	0.1%
R	13,701,509	100.0
Z	102	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	59.8%
Unaffiliated	2	27.8

38

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2022:
Shares sold	389,932	$5,286,604
Shares purchased	(247,451)	(3,249,204)
Net increase (decrease) in shares outstanding before conversion	142,481	2,037,400
Shares issued upon conversion from other share class(es)	27,696	384,414
Shares purchased upon conversion into other share class(es)	(1,351)	(18,589)
Net increase (decrease) in shares outstanding	168,826	$2,403,225

Year ended February 28, 2022:
Shares sold	504,706	$7,137,978
Shares issued in reinvestment of dividends and distributions	231,977	3,113,129
Shares purchased	(371,429)	(5,260,895)
Net increase (decrease) in shares outstanding before conversion	365,254	4,990,212
Shares issued upon conversion from other share class(es)	13,988	202,258
Shares purchased upon conversion into other share class(es)	(37,953)	(532,995)
Net increase (decrease) in shares outstanding	341,289	$4,659,475

Class C
Six months ended August 31, 2022:
Shares sold	41,068	$512,547
Shares purchased	(39,885)	(464,682)
Net increase (decrease) in shares outstanding before conversion	1,183	47,865
Shares purchased upon conversion into other share class(es)	(7,899)	(97,167)
Net increase (decrease) in shares outstanding	(6,716)	$(49,302)

Year ended February 28, 2022:
Shares sold	113,357	$1,458,597
Shares issued in reinvestment of dividends and distributions	26,183	316,818
Shares purchased	(70,122)	(896,154)
Net increase (decrease) in shares outstanding before conversion	69,418	879,261
Shares purchased upon conversion into other share class(es)	(23,790)	(307,515)
Net increase (decrease) in shares outstanding	45,628	$571,746

Class R
Six months ended August 31, 2022:
Shares sold	242,437	$3,302,439
Shares purchased	(2,931,551)	(41,598,114)
Net increase (decrease) in shares outstanding	(2,689,114)	$(38,295,675)

PGIM Quant Solutions Large-Cap Value Fund    39

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended February 28, 2022:
Shares sold	641,739	$9,404,663
Shares issued in reinvestment of dividends and distributions	1,421,892	19,721,636
Shares purchased	(4,006,251)	(57,208,039)
Net increase (decrease) in shares outstanding	(1,942,620)	$(28,081,740)

Class Z
Six months ended August 31, 2022:
Shares sold	223,700	$3,109,388
Shares purchased	(422,985)	(5,890,254)
Net increase (decrease) in shares outstanding before conversion	(199,285)	(2,780,866)
Shares issued upon conversion from other share class(es)	750	10,485
Shares purchased upon conversion into other share class(es)	(19,920)	(287,247)
Net increase (decrease) in shares outstanding	(218,455)	$(3,057,628)

Year ended February 28, 2022:
Shares sold	1,646,528	$23,973,739
Shares issued in reinvestment of dividends and distributions	346,028	4,795,953
Shares purchased	(1,183,183)	(17,499,998)
Net increase (decrease) in shares outstanding before conversion	809,373	11,269,694
Shares issued upon conversion from other share class(es)	45,070	651,161
Shares purchased upon conversion into other share class(es)	(3,094,001)	(46,076,756)
Net increase (decrease) in shares outstanding	(2,239,558)	$(34,155,901)

Class R6
Six months ended August 31, 2022:
Shares sold	6,485,743	$90,018,343
Shares purchased	(6,601,998)	(85,348,494)
Net increase (decrease) in shares outstanding before conversion	(116,255)	4,669,849
Shares issued upon conversion from other share class(es)	647	9,427
Shares purchased upon conversion into other share class(es)	(90)	(1,323)
Net increase (decrease) in shares outstanding	(115,698)	$4,677,953

Year ended February 28, 2022:
Shares sold	2,920,099	$42,483,632
Shares issued in reinvestment of dividends and distributions	35,030	485,163
Shares purchased	(3,567,105)	(53,363,234)
Net increase (decrease) in shares outstanding before conversion	(611,976)	(10,394,439)
Shares issued upon conversion from other share class(es)	3,093,620	46,072,372
Shares purchased upon conversion into other share class(es)	(574)	(8,525)
Net increase (decrease) in shares outstanding	2,481,070	$35,669,408

40

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 30, 2022 will provide a commitment of $1,200,000,000 through September 28, 2023. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2022. The average daily balance for the 9 days that the Fund had loans outstanding during the period was approximately $6,386,556, borrowed at a weighted average interest rate of 2.14%. The maximum loan outstanding amount during the period was $19,770,000. At August 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or

PGIM Quant Solutions Large-Cap Value Fund    41

Notes to Financial Statements (unaudited) (continued)

stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may

42

underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long- term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

PGIM Quant Solutions Large-Cap Value Fund    43

Notes to Financial Statements (unaudited) (continued)

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

44

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

[1]	PGIM QMA Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements (continued)

(which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-year period but underperformed over the three-, five-, and ten-year periods.

●

The Board considered PGIM Investments’ assertions that the Fund finished 2021 in the top 3 percent of its peers; the Fund’s one-year gross return outperformed its benchmark index for the last four quarters of 2021 and the first quarter of 2022 and that while the Fund is still working to recover losses incurred during the extended period of underperformance from 2018-2020, the three-year underperformance gap has narrowed significantly.

●

The Board and PGIM Investments agreed to retain the existing contractual expense waiver of up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average net assets through June 30, 2023.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Large-Cap Value Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street
New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED	PricewaterhouseCoopers LLP	300 Madison Avenue
PUBLIC ACCOUNTING FIRM		New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Large-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	SUVAX	SUVCX	PRVRX	SUVZX	SUVQX

CUSIP	74440K108	74440K306	74440K736	74440K405	74440K538

MF502E2

PGIM STRATEGIC BOND FUND

SEMIANNUAL REPORT

AUGUST 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Strategic Bond Fund informative and useful. The report covers performance for the six-month period ended August 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Strategic Bond Fund

October 14, 2022

PGIM Strategic Bond Fund     3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/22 (without sales charges)	Average Annual Total Returns as of 8/31/22 (with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-7.76	-15.38	1.01	2.56 (07/09/2015)

Class C	-8.13	-14.07	0.91	2.25 (07/09/2015)

Class Z	-7.60	-12.24	2.04	3.37 (07/09/2015)

Class R6	-7.48	-12.20	2.09	2.35 (04/26/2017)

Bloomberg Intermediate US Aggregate Bond Index

	-5.72	-8.76	0.58	—

Average Annual Total Returns as of 8/31/22 Since Inception (%)

	Class A, Class C, Class Z (07/09/2015)	Class R6 (04/26/2017)

Bloomberg Intermediate US Aggregate Bond Index	1.14	0.81

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg Intermediate US Aggregate Bond Index—The Bloomberg Intermediate US Aggregate Bond Index is the intermediate component of the Bloomberg US Aggregate Bond Index, which is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with maturities from 1 year up to, but not including, 10 years for all sectors except for securitized, which does not have a maximum weighted average maturity or remaining average life constraint.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Strategic Bond Fund     5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/22 (%)

AAA	20.5

AA	11.3

A	5.6

BBB	20.6

BB	26.4

B	14.8

CCC	3.0

CC	0.1

C	0.1

Not Rated	8.2

Cash/Cash Equivalents	-10.6

Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.20	5.64	5.60

Class C	0.17	5.02	4.98

Class Z	0.22	6.17	6.01

Class R6	0.22	6.21	6.13

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Strategic Bond Fund     7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Strategic Bond Fund		Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 922.40	0.97%	$4.70

	Hypothetical	$1,000.00	$1,020.32	0.97%	$4.94

Class C	Actual	$1,000.00	$ 918.70	1.74%	$8.41

	Hypothetical	$1,000.00	$1,016.43	1.74%	$8.84

Class Z	Actual	$1,000.00	$ 924.00	0.62%	$3.01

	Hypothetical	$1,000.00	$1,022.08	0.62%	$3.16

Class R6	Actual	$1,000.00	$ 925.20	0.59%	$2.86

	Hypothetical	$1,000.00	$1,022.23	0.59%	$3.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 109.0%

ASSET-BACKED SECURITIES 15.7%

Automobiles 0.9%

Avis Budget Rental Car Funding AESOP LLC, Series 2019-02A, Class D, 144A	3.040%		09/22/25		5,000	$4,551,960
Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020		10/15/29		1,700	1,555,671
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120		12/27/27		800	707,969
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784		01/25/28		738	903,805
Series 2020-02, Class F, 144A	5.763		02/25/28		700	685,104
Series 2021-01, Class E, 144A	2.365		09/25/28		281	272,042
Series 2021-02, Class F, 144A	4.393		12/26/28		600	562,159
Santander Bank NA, Series 2021-01A, Class D, 144A	5.004		12/15/31		600	558,211
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280		03/15/27		1,000	930,290

						10,727,211

Collateralized Loan Obligations 11.8%

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.460	(c)	10/20/34		7,500	7,253,989
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250	(c)	04/15/30	EUR	4,450	4,255,426
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500		11/15/31	EUR	250	246,039
Bilbao CLO DAC (Ireland), Series 4A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.200	(c)	04/15/36	EUR	5,900	5,460,022
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.621	(c)	08/15/30	EUR	5,000	4,803,896
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650	(c)	03/15/32	EUR	8,250	7,878,515
Series 2021-02A, Class A2B, 144A	2.100		10/15/35	EUR	9,100	8,414,454
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	500	492,401
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.300	(c)	04/25/36	EUR	12,750	12,334,539

See Notes to Financial Statements.

PGIM Strategic Bond Fund     9

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.460%(c)	10/20/34		4,500	$4,234,862
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.750(c)	10/15/34	EUR	9,000	8,567,438
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	4.335(c)	10/20/29		750	725,933
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	4.660(c)	10/20/31		500	486,253
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.700(c)	07/15/32	EUR	8,050	7,714,484
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.440(c)	01/18/34		4,500	4,315,383
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	4.634(c)	02/20/31		250	240,495
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.262(c)	10/15/34		10,000	9,587,119
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.212(c)	10/15/34		15,000	14,086,390
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.460(c)	10/20/34		8,700	8,207,304
St. Pauls CLO (Ireland), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	7,845,662
St. Paul’s CLO DAC (Ireland), Series 4A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	8,831,809
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.102(c)	01/15/31		1,750	1,727,805
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.506(c)	10/29/34		6,000	5,662,192

					133,372,410

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 0.4%

Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050%	11/20/31		600	$459,918
OneMain Financial Issuance Trust, Series 2018-01A, Class C, 144A	3.770	03/14/29		1,000	998,700
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		1,100	1,087,262
Series 2019-A, Class D, 144A	6.220	08/08/25		1,300	1,226,000
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28		400	368,908
Series 2021-A, Class D, 144A	5.400	03/08/28		500	461,223

					4,602,011

Other 1.4%

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.794(c)	04/25/23		5,130	5,010,493
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	5.059(c)	06/25/24		10,600	10,235,311

					15,245,804

Residential Mortgage-Backed Securities 0.8%

LSF11 Boson Investments Sarl (Compartment 2) (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.468(c)	11/25/60	EUR	3,304	3,177,207
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.085(c)	09/27/75	EUR	5,337	5,118,561
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	369	363,815

					8,659,583

Student Loans 0.4%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48		733	163,293
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	3.039(cc)	01/16/46		1,205	1,164,980
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		2,141	2,045,985

See Notes to Financial Statements.

PGIM Strategic Bond Fund    11

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.694%(c)	11/29/24	278	$277,295
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.694(c)	11/29/24	1,116	1,114,769

				4,766,322

TOTAL ASSET-BACKED SECURITIES (cost $199,718,107)				177,373,341

BANK LOANS 2.6%

Airlines 0.1%

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	6.533(c)	04/21/28	1,240	1,200,448

Chemicals 0.0%

TPC Group, Inc.,
DIP Facility, 3 Month SOFR + 10.000%^	10.051(c)	03/01/23	178	178,354

Commercial Services 0.1%

Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%	6.368(c)	08/12/28	750	742,131

Computers 0.3%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	6.282(c)	03/01/29	1,925	1,824,900
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	6.274(c)	02/01/28	1,794	1,737,727

				3,562,627

Insurance 0.1%

Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	11/03/24	709	680,744
New B-9 Term Loan, 1 Month LIBOR + 3.250%	5.774(c)	07/31/27	642	586,513

				1,267,257

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Investment Companies 0.3%

Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.250%^	8.658%(c)	02/22/30	EUR	4,300	$3,947,118

Media 0.2%

CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.641(c)	07/17/25		640	618,274
September 2019 Term Loan, 1 Month LIBOR + 2.500%	4.891(c)	04/15/27		1,088	1,046,768
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	10.387(c)	05/25/26		202	190,626
Second Lien Term Loan, 1 Month SOFR + 3.350%	5.637(c)	08/24/26		869	156,609
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	5.524(c)	05/01/26		582	561,809

					2,574,086

Metal Fabricate/Hardware 0.2%

Tank Holding Corp.,
Initial Term Loan, 1 Month SOFR + 6.100%	8.305(c)	03/31/28		1,775	1,689,947

Oil & Gas 0.2%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	11.455(c)	11/01/25		2,105	2,220,775

Pharmaceuticals 0.2%

Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%	5.024(c)	03/01/24		2,178	2,162,484

Real Estate Investment Trusts (REITs) 0.1%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	4.774(c)	04/23/26		762	737,470

Retail 0.6%

EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	7,300	6,492,480

See Notes to Financial Statements.

PGIM Strategic Bond Fund    13

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications 0.2%

CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	4.774%(c)	03/15/27	629	$591,594
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	5.774(c)	05/27/24	1,633	1,500,872
West Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%	6.524(c)	10/10/24	858	696,887

				2,789,353

TOTAL BANK LOANS (cost $33,631,196)				29,564,530

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.6%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	4,900	4,667,411
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	5,000	4,700,114
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	91,752
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	196,385
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	206,834
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class XB, IO	1.276(cc)	08/15/52	43,170	2,739,478
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	5.041(c)	10/15/36	6,163	5,893,926
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	5.157(c)	11/15/37	1,769	1,717,364
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.541(c)	05/15/36	5,000	4,875,001
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	5.041(c)	05/15/36	2,100	2,026,499
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.069(c)	05/15/35	91	88,864
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.369(c)	05/15/35	320	309,318
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	220,581
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	212,000

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.483%(cc)	03/25/26	1,078	$42,006
Series K066, Class X1, IO	0.887(cc)	06/25/27	7,356	216,250
Series K103, Class X1, IO	0.758(cc)	11/25/29	149,788	5,692,405
Series KC02, Class X1, IO	0.511(cc)	03/25/24	75,528	402,428
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	4.610(c)	08/01/23	5,500	5,406,603
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	6.941(c)	10/15/36	3,090	2,888,708
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	158,692
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	8,800	7,646,339
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	9,825	8,055,226
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	5.781(c)	06/15/38	5,900	5,556,222
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	7,125	4,768,888
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	20,580	17,854,646
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36	297,065	281,766
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	6.891(c)	05/15/31	11,200	10,550,109

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $106,565,970)				97,465,815

CORPORATE BONDS 51.2%

Advertising 0.1%

CMG Media Corp.,
Gtd. Notes, 144A(a)	8.875	12/15/27	1,608	1,405,622

Aerospace & Defense 1.1%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	938,656
Sr. Unsec’d. Notes	3.825	03/01/59	1,500	1,028,808
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	2,750	2,438,418

See Notes to Financial Statements.

PGIM Strategic Bond Fund    15

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Bombardier, Inc. (Canada), (cont’d.) Sr. Unsec’d. Notes, 144A(a)	7.875%	04/15/27	7,475	$7,123,675
Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	6.950	01/17/28	540	537,401

				12,066,958

Agriculture 0.3%

Altria Group, Inc., Gtd. Notes	3.400	05/06/30	1,100	952,027
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,015,816

				2,967,843

Airlines 0.5%

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,732,962
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.750	10/28/29	1,720	1,405,908
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	695	709,223
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(h)	2.700	11/01/33	419	352,597
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.375	04/15/26	850	774,944
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	351,094

				5,326,728

Auto Manufacturers 0.9%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	683,493
Sr. Unsec’d. Notes	4.750	01/15/43	4,225	3,171,769
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	550	459,237
Sr. Unsec’d. Notes	3.350	11/01/22	980	978,376
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	871,272
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,099,502
Sr. Unsec’d. Notes	6.250	10/02/43	80	76,456
Sr. Unsec’d. Notes	6.800	10/01/27	1,810	1,920,757

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc., Sr. Unsec’d. Notes(a)	3.600%	06/21/30	1,365	$1,180,352

				10,441,214

Auto Parts & Equipment 0.7%

Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	850	780,937
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	1,271	1,233,703
Gtd. Notes(a)	6.500	04/01/27	1,425	1,331,864
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	1,000	500,323
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	250	246,079
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	3,015	2,690,247
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	1,190	904,400

				7,687,553

Banks 9.7%

Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,915	1,692,381
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	2,015	1,709,979
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	2,115	1,760,463
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,554,152
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	3,685	3,090,523
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,380,542
Sr. Unsec’d. Notes, MTN(a)	2.884(ff)	10/22/30	2,450	2,128,673
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	890,028
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	750	642,299
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,290,804
Sr. Unsec’d. Notes	5.746(ff)	08/09/33	2,645	2,596,769
Sub. Notes	4.836	05/09/28	1,270	1,197,191
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,710,487

See Notes to Financial Statements.

PGIM Strategic Bond Fund    17

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000%(ff)	09/12/24(oo)	975	$905,557
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	6,182,188
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	530,830
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	7,794,575
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,915	2,785,240
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750	05/02/24(d)	2,020	323,200
Sr. Unsec’d. Notes, 144A	6.750	05/02/24(d)	1,200	192,000
Discover Bank,
Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,729,206
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,151,750
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	248,667
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	994,091
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A	4.375	02/04/30	2,000	1,605,000
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	700	509,075
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	7,528,556
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	1,810,044
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.276(c)	10/30/22(oo)	61	60,726
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	15,612,252
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,237,055
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,558,902
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,356,304
Sr. Unsec’d. Notes, MTN(a)	2.943(ff)	01/21/33	6,820	5,816,931
Societe Generale SA (France),
Sub. Notes, 144A(a)	6.221(ff)	06/15/33	3,000	2,856,240
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	6.750(c)	09/30/24	5,340	5,198,690
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	659,698
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,073,403

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950%	10/17/22	2,240	$107,262
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,418,153

				109,889,886

Beverages 0.1%

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(h)	5.550	01/23/49	1,320	1,371,840

Building Materials 0.9%

Cemex SAB de CV (Mexico),
Gtd. Notes	5.200	09/17/30	583	529,230
Gtd. Notes(a)	5.450	11/19/29	1,917	1,766,372
Gtd. Notes, 144A	5.450	11/19/29	595	548,248
Gtd. Notes, 144A	7.375	06/05/27	560	565,600
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	175	122,429
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	1,585	1,466,383
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	795	739,350
Owens Corning,
Sr. Unsec’d. Notes	4.400	01/30/48	600	492,227
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	1,926,382
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,469,586

				9,625,807

Chemicals 0.9%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	1,325	1,221,783
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	1,675	1,545,103
Eurochem Finance DAC (Russia),
Gtd. Notes, 144A	5.500	03/13/24(d)	1,390	625,500
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	875	713,016

See Notes to Financial Statements.

PGIM Strategic Bond Fund    19

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sasol Financing International Ltd. (South Africa),
Gtd. Notes(a)	4.500%	11/14/22		2,070	$2,059,650
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	679,462
Gtd. Notes(a)	5.875	03/27/24		1,450	1,444,925
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)		2,125	1,172,741
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)		524	527,575
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30		430	419,682

					10,409,437

Commercial Services 1.5%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		978	923,032
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,076	1,943,457
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		2,825	2,116,379
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	575,933
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	351,055
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	572,791
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46		100	82,568
Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28		350	323,376
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	3,307	3,160,622
Gtd. Notes(a)	5.125	05/15/25	EUR	1,800	1,722,748
Nexi SpA (Italy),
Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	3,700	2,871,609
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		2,700	2,262,260

					16,905,830

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers 0.3%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375%	10/31/26		535	$478,825
Hurricane Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	2,785,365

					3,264,190

Distribution/Wholesale 0.3%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28		3,500	2,957,922

Diversified Financial Services 2.2%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,172,619
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month
LIBOR + 2.270%^	4.650(c)	05/31/25		6,300	6,174,000
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30		350	315,306
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		1,740	1,466,160
Gtd. Notes, 144A	6.000	01/15/27		800	714,866
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,600	1,258,263
Gtd. Notes	4.000	09/15/30		900	672,016
Gtd. Notes(a)	5.375	11/15/29		1,750	1,450,641
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,410,455
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	789,900
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	3,950,522
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	5,914,123

					25,288,871

Electric 4.2%

AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A	4.375	05/31/30		3,701	3,206,454
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		745	681,668

See Notes to Financial Statements.

PGIM Strategic Bond Fund    21

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.625%	02/01/29		2,775	$2,373,834
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		1,175	990,926
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		4,000	3,572,963
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29		295	260,517
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,427,285
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		2,625	2,421,357
Electricidad Firme de Mexico Holdings SA de CV (Mexico), Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	999,534
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	1,946,350
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		2,050	1,987,603
FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		2,350	1,778,371
Kallpa Generacion SA (Peru), Gtd. Notes, 144A	4.125	08/16/27		1,310	1,218,300
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A	4.375	06/18/26		2,000	1,734,750
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,051,716
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	212,178
Gtd. Notes, 144A	3.375	02/15/29		200	165,342
Gtd. Notes, 144A(a)	3.625	02/15/31		3,525	2,799,484
Gtd. Notes, 144A	3.875	02/15/32		750	592,986
Gtd. Notes, 144A	5.250	06/15/29		2,000	1,788,695
Pacific Gas & Electric Co., First Mortgage	4.550	07/01/30		1,750	1,557,649
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	876,537
PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30		1,446	1,250,999
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,820,785
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	813,750
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	2,992,186

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29		800	$697,140
Gtd. Notes, 144A	5.000	07/31/27		405	377,247
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	723,014
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	2,817,486

					47,137,106

Electrical Components & Equipment 0.2%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	552,240
Gtd. Notes, 144A(a)	7.250	06/15/28		1,200	1,211,560

					1,763,800

Electronics 0.0%

Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		665	554,580

Energy-Alternate Sources 0.2%

Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		2,595	1,918,354

Engineering & Construction 0.7%

AECOM, Gtd. Notes	5.125	03/15/27		750	732,304
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	4,200	3,202,334
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,085,059
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,000	752,500
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		1,050	867,302

					7,639,499

Entertainment 1.9%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK
12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		902	720,510
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,435,235

See Notes to Financial Statements.

PGIM Strategic Bond Fund    23

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Caesars Entertainment, Inc., (cont’d.) Sr. Unsec’d. Notes, 144A(a)	4.625%	10/15/29		1,175	$945,492
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,050,506
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	57	50,855
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	149	151,698
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%(a)	13.625	11/30/27(d)		256	230,021
Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	343	262,997
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		2,800	2,862,865
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,475	1,463,937
Magallanes, Inc., Gtd. Notes, 144A(a)	5.141	03/15/52		810	652,125
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		2,375	2,051,957
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		3,125	2,861,307
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31		1,525	1,066,304
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		1,775	1,826,947
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		3,000	2,991,520

					21,624,276

Foods 1.9%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		250	205,429
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,691,765
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	3,247	2,958,064

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	3,500	$2,659,947
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		1,344	1,001,785
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		463	479,555
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	24,993
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		585	519,474
Gtd. Notes	4.875	10/01/49		1,832	1,661,222
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		750	675,536
Gtd. Notes, 144A	4.375	01/31/32		750	666,236
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	5,700	5,429,786
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		2,000	1,724,049
Gtd. Notes, 144A	5.875	09/30/27		1,251	1,232,102
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		275	233,821

					21,163,764

Forest Products & Paper 0.1%

Suzano Austria GmbH (Brazil),
Gtd. Notes	6.000	01/15/29		630	631,260

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		975	919,833
Sr. Unsec’d. Notes	5.875	08/20/26		2,250	2,153,266

					3,073,099

Healthcare-Products 0.2%

DH Europe Finance II Sarl, Gtd. Notes(a)	1.350	09/18/39	EUR	775	560,751
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		500	423,368
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		325	273,180

See Notes to Financial Statements.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    25

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)

Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500%	10/01/39	EUR	400	$294,334
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	191,604

					1,743,237

Healthcare-Services 1.0%

DaVita, Inc.,
Gtd. Notes, 144A(a)	4.625	06/01/30		1,475	1,182,723
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		175	176,532
Gtd. Notes	5.875	02/15/26		200	204,076
Gtd. Notes	7.500	11/06/33		2,000	2,195,580
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,671,288
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		50	43,466
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25		1,150	1,051,715
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750	12/01/26		1,750	1,672,516
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28		2,200	2,017,075
Sr. Sec’d. Notes, 144A	4.625	06/15/28		305	277,517
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,200	1,112,335

					11,604,823

Home Builders 1.5%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		675	530,059
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		825	646,994
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		125	103,262
Gtd. Notes	6.750	03/15/25		500	477,888
Gtd. Notes	7.250	10/15/29		3,233	2,797,600
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,325	1,020,250
Gtd. Notes, 144A	6.250	09/15/27		275	243,485
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,200	949,680
Century Communities, Inc.,
Gtd. Notes, 144A	3.875	08/15/29		800	643,323

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

KB Home,
Gtd. Notes	4.000%	06/15/31		615	$485,238
Gtd. Notes	6.875	06/15/27		941	932,427
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30		3,575	2,868,936
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27		275	257,800
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28		1,925	1,605,931
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		400	386,717
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30		2,680	2,300,130
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24		350	346,944
Gtd. Notes, 144A	5.875	04/15/23		150	149,063

					16,745,727

Household Products/Wares 0.2%

ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29		2,675	2,235,043
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		250	205,696

					2,440,739

Insurance 0.3%

Saga PLC (United Kingdom), Gtd. Notes	5.500	07/15/26	GBP	3,650	3,507,109
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(h)	4.900	09/15/44		75	72,933

					3,580,042

Internet 0.4%

Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32		2,835	2,268,000

See Notes to Financial Statements.

PGIM Strategic Bond Fund    27

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

United Group BV (Netherlands),
Sr. Sec’d. Notes	3.125%	02/15/26	EUR	2,000	$1,643,831
Sr. Sec’d. Notes	4.875	07/01/24	EUR	1,125	1,063,282

					4,975,113

Lodging 0.7%

Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,870	1,688,610
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	217,796
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	878,484
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	4.750	02/01/27		2,160	1,687,230
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28		1,500	1,319,094
Gtd. Notes(a)	5.500	04/15/27		250	230,397
Gtd. Notes	5.750	06/15/25		50	48,621
Gtd. Notes	6.750	05/01/25		450	450,090
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.625	08/08/25		200	182,000
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26		1,600	1,240,000

					7,942,322

Media 2.4%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32		3,800	3,081,305
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		1,300	1,061,572
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		1,000	761,288
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		1,350	1,233,880
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	87,731
Sr. Sec’d. Notes	5.375	05/01/47		205	174,715
Sr. Sec’d. Notes	5.750	04/01/48		500	442,528
Sr. Sec’d. Notes	6.384	10/23/35		1,515	1,509,426
Sr. Sec’d. Notes	6.484	10/23/45		50	47,615
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,480	1,110,159
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30		1,475	1,054,115

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CSC Holdings LLC, (cont’d.) Sr. Unsec’d. Notes, 144A(a)	5.750%	01/15/30		4,000	$3,096,384
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		5,940	536,265
Sec’d. Notes, 144A	5.375	08/15/26		1,000	190,120
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47		645	525,969
Gtd. Notes	5.300	05/15/49		2,220	1,829,574
DISH DBS Corp.,
Gtd. Notes(a)	7.375	07/01/28		500	327,607
Gtd. Notes	7.750	07/01/26		4,570	3,599,856
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26		350	330,918
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,815,592
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,000	1,941,745
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	514,436
Ziggo BV (Netherlands), Sr. Sec’d. Notes(a)	2.875	01/15/30	EUR	2,530	2,026,647

					27,299,447

Mining 1.4%

AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes(a)	3.375	11/01/28		1,405	1,229,638
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500	04/01/25		4,600	4,539,625
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		820	758,500
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,772,308
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		1,500	1,335,000
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40		722	694,384

See Notes to Financial Statements.

PGIM Strategic Bond Fund    29

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Vedanta Resources Finance II PLC (India), Gtd. Notes	13.875%	01/21/24		2,430	$2,098,913
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	3,916,785

					16,345,153

Oil & Gas 4.4%

Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		1,575	1,575,743
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25		2,300	2,189,893
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		150	134,930
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^	7.875	12/15/24(d)		2,950	20,060
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,525	1,496,633
Gtd. Notes, 144A	9.000	11/01/27		1,104	1,341,161
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		2,325	2,307,237
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)		3,080	2,941,400
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27		1,600	1,575,817
Sr. Unsec’d. Notes	4.400	04/15/29		1,500	1,448,831
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		475	458,077
Gtd. Notes, 144A	5.875	02/01/29		425	406,352
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,100	1,073,262
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		1,525	1,515,759
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28		1,500	1,482,377
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		1,000	961,875
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,222	1,127,295
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,320	1,184,700
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	2,000	1,023,018
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	1,250	726,063

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750%	02/01/29		675	$620,226
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	611,560
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	663,721
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25		2,380	2,312,765
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.500	06/30/27		1,900	1,848,700
Sr. Sec’d. Notes, 144A	6.750	06/30/30		1,190	1,134,962
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,800	1,674,000
Gtd. Notes, 144A(a)	7.125	02/01/27		1,400	1,408,582
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	345,605
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	798,378
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,295	1,516,437
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	800	635,128
Gtd. Notes	5.350	02/12/28		241	195,837
Gtd. Notes	6.500	03/13/27		4,462	3,930,130
Gtd. Notes	6.500	01/23/29		100	82,790
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,196,767
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	399,857
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,280	1,067,659
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,500	2,600,308
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	556,500
Gtd. Notes, 144A	8.000	02/01/27		275	203,500
Tullow Oil PLC (Ghana),
Sr. Sec’d. Notes, 144A	10.250	05/15/26		960	885,216

					49,679,111

Packaging & Containers 0.1%

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	881,120

See Notes to Financial Statements.

PGIM Strategic Bond Fund    31

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.1%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	1,880	$1,657,937
Sr. Unsec’d. Notes	4.700	05/14/45	715	668,481
Sr. Unsec’d. Notes	4.750	03/15/45	1,150	1,073,803
AdaptHealth LLC, Gtd. Notes, 144A(a)	4.625	08/01/29	700	573,812
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	90	43,177
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,250	471,875
Gtd. Notes, 144A	5.000	02/15/29	1,100	426,250
Gtd. Notes, 144A	5.250	01/30/30	1,175	434,750
Gtd. Notes, 144A(a)	5.250	02/15/31	4,025	1,539,562
Gtd. Notes, 144A	6.250	02/15/29	1,250	468,750
Gtd. Notes, 144A	7.000	01/15/28	1,650	635,250
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	743,105
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	23,934
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,430,051
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	634,411
Viatris, Inc., Gtd. Notes	4.000	06/22/50	1,495	966,947

				12,792,095

Pipelines 1.6%

AI Candelaria Spain SA (Colombia),
Sr. Sec’d. Notes, 144A (original cost $2,720,000;purchased 05/10/21)(a)(f)	5.750	06/15/33	2,720	2,125,000
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(a)	5.750	01/15/28	2,800	2,660,530
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,649,436
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	610,218
Sr. Unsec’d. Notes	5.000	05/15/50	1,900	1,630,696
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,373
Sr. Unsec’d. Notes	6.250	04/15/49	750	736,064
Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	5.908(c)	08/16/77	200	179,888

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	25	$21,556
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,402,687
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,367,486
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	187,212
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,800	1,546,147
Gtd. Notes, 144A	6.000	12/31/30	2,150	1,893,351
Gtd. Notes, 144A(a)	7.500	10/01/25	1,250	1,251,380
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	68,189

				18,334,213

Real Estate 0.7%

Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes(a)	6.050	10/13/25	2,085	808,980
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,572,043
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	4.125	02/01/29	4,000	3,384,812
Gtd. Notes, 144A	5.375	08/01/28	920	818,625
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,700,399

				8,284,859

Real Estate Investment Trusts (REITs) 0.9%

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,414,684
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	2,000	1,372,039
Gtd. Notes	9.750	06/15/25	1,000	982,772
Sr. Unsec’d. Notes(a)	4.750	02/15/28	3,000	2,204,746
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	708,970
Healthpeak Properties, Inc., Sr. Unsec’d. Notes(h)	2.875	01/15/31	505	435,971

See Notes to Financial Statements.

PGIM Strategic Bond Fund    33

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(a)	7.500%	06/01/25		1,500	$1,515,153
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	322,672
Gtd. Notes, 144A	4.500	09/01/26		75	70,634
Gtd. Notes, 144A	4.625	06/15/25		440	425,950
Gtd. Notes, 144A	4.625	12/01/29		285	263,234

					9,716,825

Retail 1.6%

1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,090,976
At Home Group, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		550	402,804
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,760,909
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		2,900	2,807,596
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	900	835,628
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	2,500	2,341,133
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	932,081
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32		2,305	1,901,625
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	573,995
Gtd. Notes, 144A	3.875	10/01/31		850	590,079
JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750	10/20/30		1,725	1,366,200
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		1,675	1,628,060
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		2,425	2,368,638

					18,599,724

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Semiconductors 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150%	05/01/27		675	$627,033
Gtd. Notes	3.400	05/01/30		875	767,703

					1,394,736

Telecommunications 3.6%

Altice France Holding SA (Luxembourg),
Gtd. Notes	4.000	02/15/28	EUR	300	213,829
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	713,515
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	1,650	1,320,308
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	560,130
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	09/15/53		873	648,420
Sr. Unsec’d. Notes	3.550	09/15/55		1,250	913,298
Sr. Unsec’d. Notes	3.800	12/01/57		781	590,571
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,980	1,705,027
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		550	353,375
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25		2,217	1,826,612
Sr. Sec’d. Notes, 144A	8.750	05/25/24		6,000	5,632,500
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	1,887,250
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		1,375	867,831
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,125	2,896,492
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A^	8.500	10/15/24(d)		75	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		75	—
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		2,800	2,538,144
Sr. Unsec’d. Notes^	5.500	08/01/23(d)		4,585	5
Kaixo Bondco Telecom SA (Spain), Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	5,350	4,346,187
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		3,000	2,668,964
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		1,230	968,520

See Notes to Financial Statements.

PGIM Strategic Bond Fund    35

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125%	09/15/26	EUR	3,150	$2,779,654
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	590,985
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,619,835
T-Mobile USA, Inc., Sr. Unsec’d. Notes	4.375	04/15/40		1,850	1,632,891
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		1,710	1,346,625

					40,620,968

Transportation 0.0%

Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		96	94,572

TOTAL CORPORATE BONDS (cost $693,826,300)					578,190,265

MUNICIPAL BONDS 0.9%

Illinois 0.1%

State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		1,210	1,197,982

Puerto Rico 0.8%

Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43		12,833	6,615,286
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53		700	654,871
Revenue Bonds, Series A-1	5.000	07/01/58		1,780	1,724,575

					8,994,732

TOTAL MUNICIPAL BONDS (cost $10,704,210)					10,192,714

RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.3%
Bellemeade Re Ltd., Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.294(c)	10/25/28		69	69,146

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.894%(c)	04/25/29	46	$46,249
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.044(c)	07/25/29	443	442,865
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.444(c)	10/25/29	323	323,356
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	6.444(c)	08/26/30	233	233,674
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	6.044(c)	06/25/30	3,680	3,709,936
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	5.133(c)	03/25/31	2,280	2,234,955
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	3.583(c)	09/25/31	900	856,452
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	3.858(c)	09/12/26	7,019	6,983,951
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	4.594(c)	09/25/31	535	532,144
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	4.544(c)	10/25/39	232	230,805
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.494(c)	01/25/40	1,071	1,049,871
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	5.283(c)	10/25/41	3,670	3,430,764
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	8.433(c)	03/25/42	695	715,031
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.144(c)	11/25/28	52	51,321
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	4.244(c)	04/25/29	90	89,926
Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	3,623	509,316
Fannie Mae REMICS, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,409,526

See Notes to Financial Statements.

PGIM Strategic Bond Fund    37

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	5.583%(c)	08/25/33	6,150		$5,690,366
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	7.544(c)	06/25/50	523		538,958
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	8.444(c)	08/25/50	4,190		4,401,882
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	6.983(c)	10/25/50	630		640,762
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	4.983(c)	10/25/50	212		212,411
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	5.183(c)	12/25/50	3,240		3,055,369
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	5.544(c)	03/25/50	127		129,467
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	6.044(c)	07/25/50	202		201,841
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	7.694(c)	09/25/50	1,080		1,116,180
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	5.233(c)	01/25/34	2,320		2,140,039
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	5.833(c)	11/25/41	2,250		2,133,112
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	5.533(c)	09/25/41	2,190		1,988,963
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	3,680		3,506,094
Series 2019-137, Class IO, IO	3.000	11/20/49	5,011		758,359
Series 2019-159, Class IJ, IO	3.500	12/20/49	884		177,133
Home Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	4.044(c)	10/25/28	—(r	)	149
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	4.094(c)	05/25/29	138		137,456

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.721%(c)	06/30/23		11,800		$11,698,133
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.009(c)	01/25/48		131		127,828
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	5.083(c)	04/25/34		3,900		3,682,339
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.308(c)	12/25/22		3,314		3,292,813
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	5.344(c)	02/27/24		5,371		5,249,359
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.294(c)	02/25/23		1,720		1,702,279
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	5.094(c)	08/25/25		1,300		1,268,278
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	5.883(c)	11/25/31		3,700		3,636,104
Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	2.238(c)	07/30/75	EUR	1,913		1,900,460
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	422

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $84,631,989)						82,305,844

SOVEREIGN BONDS 2.6%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		4,000		3,822,640
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,818		1,774,595
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	30		18,805
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635		1,487,646
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		3,370		3,288,488

See Notes to Financial Statements.

PGIM Strategic Bond Fund    39

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	120	$129,353
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	978,372
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	457,353
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	126,833
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	379,685
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,130	1,060,573
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		370	328,816
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	192,458
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	197,891
Lembaga Pembiayaan Ekspor Indonesia (Indonesia),
Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	792,389
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	844,241
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		3,300	3,292,765
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	1,125	867,923
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	120	92,579
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	679,537
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,391	2,075,449
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	789,070
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	2,110	1,290,821
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		508	364,426
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,233,592
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/24(d)		100	28,581
Sr. Unsec’d. Notes	7.750	09/01/26(d)		430	87,075
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	42,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,355	234,895
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		3,550	1,014,634
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		520	124,800

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.) Sr. Unsec’d. Notes, 144A	8.994%	02/01/26(d)	650	$136,500
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	100	100,175

TOTAL SOVEREIGN BONDS (cost $41,079,850)				29,334,960

U.S. GOVERNMENT AGENCY OBLIGATIONS 15.3%
Federal National Mortgage Assoc.	2.500	TBA	7,000	6,247,126
Federal National Mortgage Assoc.	3.000	TBA	4,000	3,699,911
Federal National Mortgage Assoc.	3.000	TBA	14,000	12,957,656
Federal National Mortgage Assoc.	3.500	TBA	31,000	29,511,882
Federal National Mortgage Assoc.	3.500	TBA	32,500	30,963,867
Federal National Mortgage Assoc.	4.000	TBA	2,500	2,440,039
Federal National Mortgage Assoc.	4.000	TBA	23,000	22,427,622
Federal National Mortgage Assoc.	4.500	TBA	10,500	10,436,016
Federal National Mortgage Assoc.	4.500	TBA	50,500	50,123,222
Federal National Mortgage Assoc.	5.000	TBA	3,500	3,531,992

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $174,570,010)				172,339,333

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds(k)	2.250	05/15/41	11,620	9,477,562
U.S. Treasury Bonds(h)	2.375	02/15/42	4,989	4,137,752
U.S. Treasury Bonds(k)	3.000	11/15/44	165	149,248
U.S. Treasury Bonds(k)	3.000	05/15/45	865	781,879
U.S. Treasury Bonds(k)	3.125	02/15/43	4,825	4,484,234
U.S. Treasury Bonds(k)	3.625	02/15/44	1,765	1,770,240
U.S. Treasury Strips Coupon(h)	1.394(s)	11/15/41	525	257,455
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	144,434
U.S. Treasury Strips Coupon(h)(k)	1.781(s)	08/15/40	12,460	6,555,615
U.S. Treasury Strips Coupon	1.810(s)	02/15/40	4,360	2,367,514
U.S. Treasury Strips Coupon(k)	1.960(s)	05/15/41	785	397,989
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	110	62,567
U.S. Treasury Strips Coupon(k)	2.058(s)	02/15/39	1,170	659,039
U.S. Treasury Strips Coupon	2.208(s)	05/15/39	1,375	770,161
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	7,190	3,348,405
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	1,015,539
U.S. Treasury Strips Coupon	2.423(s)	11/15/40	640	332,975
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	986,514

See Notes to Financial Statements.

PGIM Strategic Bond Fund    41

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(Continued)
U.S. Treasury Strips Coupon	3.081%(s)	08/15/41	1,295	$646,691
U.S. Treasury Strips Principal(h)	2.060(s)	11/15/44	1,145	508,541

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,990,530)				38,854,354

			Shares

COMMON STOCKS 0.7%

Electric Utilities 0.0%

GenOn Energy Holdings, Inc. (Class A Stock) (original cost $81,798; purchased 02/28/19)*^(f)			677	74,470

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)			14,838	2,366,661

Hotels, Restaurants & Leisure 0.0%

Codere New Topco SA (Spain)^			12,376	—

Independent Power & Renewable Electricity Producers 0.0%

Vistra Corp.			10,516	260,271

Oil, Gas & Consumable Fuels 0.4%

Chesapeake Energy Corp.			39,305	3,949,759
Chesapeake Energy Corp. Backstop Commitment			771	77,478

				4,027,237

Wireless Telecommunication Services 0.1%

Intelsat Emergence SA (Luxembourg)*			44,309	1,277,584

TOTAL COMMON STOCKS (cost $3,514,481)				8,006,223

PREFERRED STOCK 0.6%

Electronic Equipment, Instruments & Components

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $6,305,000)			6,500	6,500,000

See Notes to Financial Statements.

Description	Units	Value

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	4,639	$44,213
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	4,639	9,183

TOTAL RIGHTS (cost $0)		53,396

WARRANTS* 0.0%

Chemicals

TPC Group, Inc., expiring 08/01/24^ (cost $0)	1,488,709	149

TOTAL LONG-TERM INVESTMENTS (cost $1,404,537,643)		1,230,180,924

	Shares

SHORT-TERM INVESTMENTS 12.9%

AFFILIATED MUTUAL FUND 7.9%

PGIM Institutional Money Market Fund (cost $88,837,624; includes $88,667,692 of cash collateral for securities on loan)(b)(we)	88,930,778	88,877,419

UNAFFILIATED FUND 4.5%

Dreyfus Government Cash Management (Institutional Shares) (cost $50,408,294)	50,408,294	50,408,294

OPTIONS PURCHASED*~ 0.5% (cost $4,107,531)		5,843,411

TOTAL SHORT-TERM INVESTMENTS (cost $143,353,449)		145,129,124

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 121.9% (cost $1,547,891,092)		1,375,310,048

OPTIONS WRITTEN*~ (0.3)% (premiums received $4,422,732)		(2,978,536)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 121.6% (cost $1,543,468,360)		1,372,331,512
Liabilities in excess of other assets(z) (21.6)%		(243,635,010)

NET ASSETS 100.0%		$1,128,696,502

See Notes to Financial Statements.

PGIM Strategic Bond Fund    43

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional) iTraxx—International Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

See Notes to Financial Statements.

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $25,541,678 and 2.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,541,068; cash collateral of $88,667,692 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,801,798. The aggregate value of $2,199,470 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at August 31, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

TPC Group, Inc., Term Loan DIP Facility, 3 Month LIBOR + 5.000%, 5.000%(c), Maturity Date 03/01/23 (cost $87,612)^	88	$87,612	$—	$—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    45

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38 .V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,400	$9
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,400	9
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,400	9
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	73,220	18
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,640	21
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,870	21
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	73,220	18
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,480	136
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,520	136
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,480	136
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	77,170	124
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	77,170	124
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$100.50	CDX.NA.HY.38. V2(Q)	5.00%(Q)	20,100	598,561
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$100.50	CDX.NA.HY.38. V2(Q)	5.00%(Q)	20,130	714,351
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,400	253,710
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,400	253,710
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,400	212,590
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,640	429,310
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,870	385,967
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	73,220	300,957
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	73,220	300,957

See Notes to Financial Statements.

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	77,170	$523,090
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	77,170	481,292
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,480	485,551
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,520	451,409
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,480	451,195

Total Options Purchased (cost $4,107,531)								$5,843,411

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$102.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	20,100	$(44,636)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$102.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	20,130	(73,909)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,400	(19,670)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,400	(34,550)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,400	(34,550)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,640	(57,715)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,870	(57,872)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	73,220	(72,928)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	73,220	(72,928)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	77,170	(40,967)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    47

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	77,170	$(40,967)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,480	(64,228)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,480	(64,228)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	84,520	(89,743)
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	20,100	(295,223)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	20,130	(356,923)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.10%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,400	(61,151)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,400	(52,227)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.18%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,400	(38,917)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	53,730	(12,140)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	53,730	(7,145)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,640	(128,585)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	73,220	(101,695)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,870	(117,876)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	73,220	(93,138)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	77,170	(210,322)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	77,170	(183,511)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	84,480	(187,952)

See Notes to Financial Statements.

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		84,480	$(176,025)
CDX.NA.IG.38.V1, 06/20/27	Put	Put Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		84,520	(165,098)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs Put International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		53,730	(12,802)
GS_21-PJ2A†† ^	Put	Goldman Sachs Put International	11/15/24	0.50%	0.50%(S)	GS_21-PJ2A(M)		23,300	(592)
GS_21-PJA†† ^	Put	Goldman Sachs Put International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		44,920	(1,080)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank Put PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	10,000	(7,243)

Total Options Written (premiums received $ 4,422,732)									$(2,978,536)

††	The value of the contract, GS_21-PJA and GS_21-PJ2A, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at August 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
674	2 Year U.S. Treasury Notes	Dec. 2022	$140,413,157	$(295,348)
754	5 Year U.S. Treasury Notes	Dec. 2022	83,558,514	(750,570)
921	10 Year U.S. Treasury Notes	Dec. 2022	107,670,656	(818,476)
295	10 Year U.S. Ultra Treasury Notes	Dec. 2022	36,930,313	(253,745)

				(2,118,139)

Short Positions:
239	5 Year Euro-Bobl	Sep. 2022	29,561,730	519,267
171	10 Year Euro-Bund	Sep. 2022	25,428,119	684,420
121	20 Year U.S. Treasury Bonds	Dec. 2022	16,437,094	98,625
95	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	14,202,500	10,255
72	Euro Schatz Index	Sep. 2022	7,858,629	55,914

				1,368,481

				$(749,658)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    49

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Forward foreign currency exchange contracts outstanding at August 31, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	59,554	$10,786,072	$11,442,383	$656,311	$—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	27,876	5,392,704	5,312,531	—	(80,173)
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	1,560,206	1,756,000	1,733,850	—	(22,150)
Expiring 09/21/22	BNP Paribas S.A.	CLP	754,058	903,063	837,981	—	(65,082)
Expiring 09/21/22	Citibank, N.A.	CLP	1,685,717	1,894,000	1,873,330	—	(20,670)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	906,268	1,012,994	1,007,132	—	(5,862)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	29,816,361	7,707,972	6,710,233	—	(997,739)
Czech Koruna,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	102,119	4,133,213	4,162,854	29,641	—
Euro,
Expiring 10/19/22	HSBC Bank PLC	EUR	2,299	2,365,000	2,317,817	—	(47,183)
Expiring 10/19/22	Standard Chartered Bank	EUR	14,604	14,976,924	14,725,389	—	(251,535)
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	952,128	2,396,000	2,359,763	—	(36,237)
Expiring 10/19/22	Barclays Bank PLC	HUF	1,196,244	3,030,000	2,964,781	—	(65,219)
Expiring 10/19/22	Barclays Bank PLC	HUF	890,495	2,255,000	2,207,010	—	(47,990)
Expiring 10/19/22	Barclays Bank PLC	HUF	736,063	1,830,000	1,824,263	—	(5,737)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	994,306	2,517,000	2,464,295	—	(52,705)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	953,562	2,299,000	2,363,315	64,315	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	792,592	2,002,000	1,964,366	—	(37,634)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	771,330	1,862,000	1,911,670	49,670	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	738,733	1,783,000	1,830,881	47,881	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	615,177	1,506,826	1,524,659	17,833	—
Expiring 10/19/22	UBS AG	HUF	1,020,940	2,578,000	2,530,305	—	(47,695)
Expiring 10/19/22	UBS AG	HUF	918,056	2,254,000	2,275,317	21,317	—
Expiring 10/19/22	UBS AG	HUF	744,971	1,834,000	1,846,342	12,342	—
Indian Rupee,
Expiring 09/21/22	HSBC Bank PLC	INR	191,260	2,399,000	2,400,981	1,981	—
Expiring 09/21/22	HSBC Bank PLC	INR	187,080	2,335,000	2,348,507	13,507	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	381,848	$4,801,000	$4,793,514	$—	$(7,486)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	366,147	4,637,000	4,596,415	—	(40,585)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	150,649	1,894,000	1,891,165	—	(2,835)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	124,773	1,559,000	1,566,335	7,335	—
Expiring 09/21/22	Standard Chartered Bank	INR	178,739	2,239,000	2,243,800	4,800	—
Indonesian Rupiah,
Expiring 09/21/22	Bank of America, N.A.	IDR	69,912,814	4,835,914	4,702,645	—	(133,269)
Expiring 09/21/22	Citibank, N.A.	IDR	34,752,613	2,344,000	2,337,616	—	(6,384)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	36,776,055	2,490,000	2,473,720	—	(16,280)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	28,030,003	1,888,000	1,885,422	—	(2,578)
Israeli Shekel,
Expiring 09/21/22	Bank of America, N.A.	ILS	10,972	3,125,000	3,297,373	172,373	—
Expiring 09/21/22	Bank of America, N.A.	ILS	9,589	2,941,000	2,881,632	—	(59,368)
Expiring 09/21/22	Bank of America, N.A.	ILS	8,516	2,626,000	2,559,283	—	(66,717)
Expiring 09/21/22	Barclays Bank PLC	ILS	8,648	2,621,000	2,599,111	—	(21,889)
Expiring 09/21/22	Barclays Bank PLC	ILS	7,504	2,260,000	2,255,131	—	(4,869)
Expiring 09/21/22	Barclays Bank PLC	ILS	7,312	2,240,000	2,197,341	—	(42,659)
Expiring 09/21/22	Citibank, N.A.	ILS	8,722	2,654,000	2,621,355	—	(32,645)
Expiring 09/21/22	Citibank, N.A.	ILS	6,951	2,153,000	2,088,918	—	(64,082)
Expiring 09/21/22	Citibank, N.A.	ILS	6,712	1,931,000	2,017,289	86,289	—
Expiring 09/21/22	Citibank, N.A.	ILS	4,241	1,295,400	1,274,596	—	(20,804)
Expiring 09/21/22	Goldman Sachs International	ILS	9,909	2,858,000	2,977,931	119,931	—
Expiring 09/21/22	Goldman Sachs International	ILS	8,126	2,364,000	2,441,977	77,977	—
Expiring 09/21/22	HSBC Bank PLC	ILS	8,326	2,556,000	2,502,292	—	(53,708)
Expiring 09/21/22	HSBC Bank PLC	ILS	7,239	2,226,000	2,175,620	—	(50,380)
Expiring 09/21/22	HSBC Bank PLC	ILS	6,864	2,088,000	2,062,712	—	(25,288)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	11,469	3,442,999	3,446,861	3,862	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	8,265	2,550,000	2,483,903	—	(66,097)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	6,584	1,909,000	1,978,563	69,563	—
Expiring 09/21/22	UBS AG	ILS	8,241	2,517,000	2,476,532	—	(40,468)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    51

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 09/21/22	Bank of America, N.A.	MXN	44,337	$2,162,000	$2,191,784	$29,784	$—
Expiring 09/21/22	Barclays Bank PLC	MXN	50,501	2,446,000	2,496,457	50,457	—
Expiring 09/21/22	HSBC Bank PLC	MXN	823,085	41,001,537	40,688,578	—	(312,959)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	45,614	2,273,000	2,254,898	—	(18,102)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MXN	45,720	2,238,000	2,260,149	22,149	—
New Taiwanese Dollar,
Expiring 09/21/22	Goldman Sachs International	TWD	138,253	4,652,000	4,554,573	—	(97,427)
Expiring 09/21/22	Goldman Sachs International	TWD	84,018	2,837,000	2,767,865	—	(69,135)
Expiring 09/21/22	HSBC Bank PLC	TWD	96,482	3,242,000	3,178,482	—	(63,518)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	54,658	1,836,000	1,800,633	—	(35,367)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	137,943	4,645,000	4,544,353	—	(100,647)
Expiring 09/21/22	UBS AG	TWD	137,129	4,603,000	4,517,542	—	(85,458)
Expiring 09/21/22	UBS AG	TWD	70,640	2,381,000	2,327,134	—	(53,866)
Peruvian Nuevo Sol,
Expiring 09/21/22	BNP Paribas S.A.	PEN	52,423	13,779,121	13,595,350	—	(183,771)
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	108,579	1,999,000	1,928,849	—	(70,151)
Expiring 09/21/22	Citibank, N.A.	PHP	208,822	3,861,000	3,709,627	—	(151,373)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	246,023	4,395,000	4,370,488	—	(24,512)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	233,621	4,362,670	4,150,166	—	(212,504)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	133,148	2,388,000	2,365,306	—	(22,694)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	131,834	2,445,000	2,341,976	—	(103,024)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	127,012	2,248,000	2,256,308	8,308	—
Expiring 09/21/22	Standard Chartered Bank	PHP	348,975	6,518,633	6,199,376	—	(319,257)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	331,280	6,192,151	5,885,034	—	(307,117)
Polish Zloty,
Expiring 10/19/22	Citibank, N.A.	PLN	10,489	2,250,000	2,213,124	—	(36,876)
Expiring 10/19/22	Goldman Sachs International	PLN	7,801	1,647,000	1,645,932	—	(1,068)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/22	HSBC Bank PLC	PLN	41,470	$8,684,259	$8,750,276	$66,017	$—
Expiring 10/19/22	HSBC Bank PLC	PLN	8,632	1,799,000	1,821,406	22,406	—
Expiring 10/19/22	HSBC Bank PLC	PLN	6,338	1,299,000	1,337,271	38,271	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	12,004	2,563,000	2,532,966	—	(30,034)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	10,922	2,348,000	2,304,564	—	(43,436)
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	7,044	5,131,101	5,040,891	—	(90,210)
Expiring 09/21/22	Credit Suisse International	SGD	4,000	2,901,000	2,862,334	—	(38,666)
Expiring 09/21/22	UBS AG	SGD	4,676	3,405,000	3,346,485	—	(58,515)
South African Rand,
Expiring 09/21/22	Goldman Sachs International	ZAR	34,175	2,113,000	1,991,302	—	(121,698)
Expiring 09/21/22	HSBC Bank PLC	ZAR	242,924	15,455,117	14,154,615	—	(1,300,502)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	31,193	1,840,000	1,817,520	—	(22,480)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	25,229	1,476,999	1,470,030	—	(6,969)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ZAR	22,980	1,337,000	1,338,991	1,991	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	43,361	2,672,000	2,526,577	—	(145,423)
Expiring 09/21/22	The Toronto-Dominion Bank	ZAR	22,297	1,433,000	1,299,224	—	(133,776)
South Korean Won,
Expiring 09/21/22	Bank of America, N.A.	KRW	2,036,290	1,570,000	1,517,382	—	(52,618)
Expiring 09/21/22	Goldman Sachs International	KRW	4,822,355	3,678,000	3,593,473	—	(84,527)
Expiring 09/21/22	Goldman Sachs International	KRW	3,665,476	2,810,000	2,731,402	—	(78,598)
Expiring 09/21/22	Goldman Sachs International	KRW	3,163,007	2,417,000	2,356,977	—	(60,023)
Expiring 09/21/22	Goldman Sachs International	KRW	2,300,091	1,766,000	1,713,959	—	(52,041)
Expiring 09/21/22	HSBC Bank PLC	KRW	2,300,529	1,771,000	1,714,285	—	(56,715)
Expiring 09/21/22	HSBC Bank PLC	KRW	2,259,473	1,736,000	1,683,691	—	(52,309)
Expiring 09/21/22	HSBC Bank PLC	KRW	2,175,146	1,676,000	1,620,853	—	(55,147)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,519,333	1,926,000	1,877,331	—	(48,669)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    53

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	2,909,665	$2,251,000	$2,168,194	$—	$(82,806)
Thai Baht,
Expiring 09/21/22	Barclays Bank PLC	THB	106,664	2,988,000	2,928,790	—	(59,210)
Expiring 09/21/22	HSBC Bank PLC	THB	106,009	2,912,000	2,910,803	—	(1,197)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	166,796	4,625,000	4,579,895	—	(45,105)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	165,428	4,580,000	4,542,326	—	(37,674)
Expiring 09/21/22	Standard Chartered Bank	THB	169,100	4,657,000	4,643,168	—	(13,832)

				$379,076,669	$373,189,972	1,696,311	(7,583,008)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/02/22	Morgan Stanley & Co. International PLC	BRL	10,147	$1,952,000	$1,949,691	$2,309	$—
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	27,654	5,392,731	5,313,304	79,427	—
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	11,952	2,334,000	2,296,350	37,650	—
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	9,801	1,897,000	1,883,038	13,962	—
British Pound,
Expiring 10/19/22	HSBC Bank PLC	GBP	1,308	1,601,000	1,520,754	80,246	—
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	26,650	31,749,755	30,989,446	760,309	—
Chilean Peso,
Expiring 09/21/22	UBS AG	CLP	2,022,153	2,100,000	2,247,210	—	(147,210)
Expiring 09/21/22	UBS AG	CLP	1,862,431	1,887,000	2,069,712	—	(182,712)
Expiring 09/21/22	UBS AG	CLP	1,711,877	1,844,000	1,902,402	—	(58,402)
Expiring 09/21/22	UBS AG	CLP	1,284,383	1,365,000	1,427,330	—	(62,330)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	1,581,373	1,724,000	1,725,161	—	(1,161)
Chinese Renminbi,
Expiring 11/23/22	Citibank, N.A.	CNH	10,458	1,530,000	1,516,253	13,747	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/23/22	Goldman Sachs International	CNH	335,768	$49,457,666	$48,683,421	$774,245	$—
Colombian Peso,
Expiring 09/21/22	BNP Paribas S.A.	COP	1,995,735	438,248	449,144	—	(10,896)
Expiring 09/21/22	Citibank, N.A.	COP	14,542,561	3,478,000	3,272,833	205,167	—
Expiring 09/21/22	Citibank, N.A.	COP	8,293,422	1,770,000	1,866,451	—	(96,451)
Czech Koruna,
Expiring 10/19/22	Barclays Bank PLC	CZK	54,388	2,240,000	2,217,119	22,881	—
Expiring 10/19/22	BNP Paribas S.A.	CZK	17,460	708,351	711,731	—	(3,380)
Expiring 10/19/22	Goldman Sachs
	International	CZK	56,769	2,314,000	2,314,181	—	(181)
Expiring 10/19/22	HSBC Bank PLC	CZK	56,881	2,344,000	2,318,748	25,252	—
Expiring 10/19/22	HSBC Bank PLC	CZK	56,747	2,331,000	2,313,271	17,729	—
Expiring 10/19/22	HSBC Bank PLC	CZK	37,022	1,522,000	1,509,171	12,829	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	59,500	2,439,000	2,425,490	13,510	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	54,473	2,220,000	2,220,572	—	(572)
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	102,808	104,214,036	103,659,369	554,667	—
Expiring 10/19/22	Barclays Bank PLC	EUR	4,665	4,810,000	4,703,934	106,066	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	4,588	4,704,000	4,625,880	78,120	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	4,065	4,178,000	4,098,292	79,708	—
Expiring 10/19/22	Standard Chartered Bank	EUR	63,670	65,336,540	64,196,842	1,139,698	—
Expiring 10/19/22	The Toronto-Dominion Bank	EUR	8,797	8,883,000	8,870,304	12,696	—
Expiring 10/19/22	The Toronto-Dominion Bank	EUR	3,053	3,139,000	3,078,455	60,545	—
Expiring 10/19/22	UBS AG	EUR	6,705	6,807,000	6,760,463	46,537	—
Expiring 10/19/22	UBS AG	EUR	4,700	4,828,000	4,739,317	88,683	—
Indian Rupee,
Expiring 09/21/22	Credit Suisse International	INR	78,077	993,095	980,139	12,956	—
Indonesian Rupiah,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	67,185,372	4,502,000	4,519,186	—	(17,186)
Expiring 09/21/22	Standard Chartered Bank	IDR	46,605,310	3,169,000	3,134,880	34,120	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    55

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/21/22	Standard Chartered Bank	IDR	44,508,650	$3,050,000	$2,993,849	$56,151	$—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	38,633	11,656,547	11,610,414	46,133	—
Expiring 09/21/22	Barclays Bank PLC	ILS	9,140	2,661,000	2,746,817	—	(85,817)
Expiring 09/21/22	Citibank, N.A.	ILS	38,633	11,667,108	11,610,415	56,693	—
Expiring 09/21/22	Citibank, N.A.	ILS	8,535	2,484,000	2,565,132	—	(81,132)
Expiring 09/21/22	Citibank, N.A.	ILS	8,427	2,451,000	2,532,564	—	(81,564)
Expiring 09/21/22	Citibank, N.A.	ILS	8,361	2,429,000	2,512,635	—	(83,635)
Expiring 09/21/22	Citibank, N.A.	ILS	8,132	2,372,000	2,443,999	—	(71,999)
Expiring 09/21/22	Citibank, N.A.	ILS	7,737	2,239,000	2,325,116	—	(86,116)
Expiring 09/21/22	Citibank, N.A.	ILS	4,238	1,274,000	1,273,549	451	—
Expiring 09/21/22	Citibank, N.A.	ILS	3,629	1,053,500	1,090,553	—	(37,053)
Expiring 09/21/22	Citibank, N.A.	ILS	3,604	1,053,500	1,083,081	—	(29,581)
Expiring 09/21/22	Goldman Sachs International	ILS	6,800	2,017,000	2,043,702	—	(26,702)
Expiring 09/21/22	HSBC Bank PLC	ILS	6,486	1,861,000	1,949,161	—	(88,161)
Expiring 09/21/22	HSBC Bank PLC	ILS	5,304	1,600,000	1,593,884	6,116	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	5,697	1,635,000	1,712,159	—	(77,159)
Mexican Peso,
Expiring 09/21/22	Bank of America, N.A.	MXN	54,376	2,634,000	2,688,036	—	(54,036)
Expiring 09/21/22	Goldman Sachs International	MXN	50,300	2,411,000	2,486,548	—	(75,548)
Expiring 09/21/22	Goldman Sachs International	MXN	46,723	2,258,000	2,309,700	—	(51,700)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	302,443	14,957,000	14,951,023	5,977	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	57,386	2,728,000	2,836,829	—	(108,829)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	48,508	2,295,000	2,397,956	—	(102,956)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MXN	50,436	2,415,000	2,493,253	—	(78,253)
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	316,935	10,818,737	10,441,043	377,694	—
Expiring 09/21/22	Goldman Sachs International	TWD	366,999	12,543,110	12,090,340	452,770	—
Expiring 09/21/22	Goldman Sachs International	TWD	62,404	2,128,000	2,055,812	72,188	—
Expiring 09/21/22	HSBC Bank PLC	TWD	391,096	13,367,595	12,884,183	483,412	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	88,380	$2,951,000	$2,911,586	$39,414	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	50,121	1,711,000	1,651,166	59,834	—
Peruvian Nuevo Sol,
Expiring 09/21/22	Barclays Bank PLC	PEN	16,602	4,278,000	4,305,597	—	(27,597)
Expiring 09/21/22	Barclays Bank PLC	PEN	9,268	2,389,000	2,403,699	—	(14,699)
Expiring 09/21/22	Barclays Bank PLC	PEN	8,958	2,245,000	2,323,241	—	(78,241)
Expiring 09/21/22	Barclays Bank PLC	PEN	3,691	937,219	957,248	—	(20,029)
Expiring 09/21/22	BNP Paribas S.A.	PEN	9,080	2,353,000	2,354,815	—	(1,815)
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	182,523	3,214,000	3,242,436	—	(28,436)
Expiring 09/21/22	Citibank, N.A.	PHP	156,398	2,827,000	2,778,339	48,661	—
Expiring 09/21/22	Citibank, N.A.	PHP	130,282	2,296,000	2,314,397	—	(18,397)
Expiring 09/21/22	Citibank, N.A.	PHP	103,643	1,872,000	1,841,174	30,826	—
Expiring 09/21/22	Goldman Sachs International	PHP	258,435	4,594,000	4,590,984	3,016	—
Expiring 09/21/22	Goldman Sachs International	PHP	173,582	3,110,000	3,083,594	26,406	—
Expiring 09/21/22	HSBC Bank PLC	PHP	264,003	4,720,000	4,689,885	30,115	—
Expiring 09/21/22	HSBC Bank PLC	PHP	176,980	3,165,000	3,143,974	21,026	—
Expiring 09/21/22	HSBC Bank PLC	PHP	148,742	2,658,000	2,642,326	15,674	—
Expiring 09/21/22	HSBC Bank PLC	PHP	112,034	2,032,000	1,990,237	41,763	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	154,616	2,743,000	2,746,681	—	(3,681)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	134,716	2,416,000	2,393,169	22,831	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	35,746	635,063	635,010	53	—
Expiring 09/21/22	Standard Chartered Bank	PHP	176,911	3,190,000	3,142,741	47,259	—
Expiring 09/21/22	Standard Chartered Bank	PHP	104,313	1,876,000	1,853,073	22,927	—
Expiring 09/21/22	Standard Chartered Bank	PHP	98,761	1,763,000	1,754,451	8,549	—
Expiring 09/21/22	Standard Chartered Bank	PHP	26,875	476,937	477,429	—	(492)
Polish Zloty,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	8,746	1,838,000	1,845,379	—	(7,379)
Singapore Dollar,
Expiring 09/21/22	Bank of America, N.A.	SGD	4,323	3,118,000	3,093,597	24,403	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    57

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/21/22	Credit Suisse International	SGD	4,736	$3,408,000	$3,389,146	$18,854	$—
Expiring 09/21/22	Goldman Sachs International	SGD	3,304	2,364,000	2,364,490	—	(490)
Expiring 09/21/22	UBS AG	SGD	5,400	3,898,000	3,864,426	33,574	—
South African Rand,
Expiring 09/21/22	HSBC Bank PLC	ZAR	32,469	1,916,000	1,891,869	24,131	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	25,610	1,603,000	1,492,228	110,772	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	39,962	2,335,000	2,328,476	6,524	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	38,064	2,330,000	2,217,902	112,098	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	34,716	2,021,624	2,022,832	—	(1,208)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	32,127	1,872,000	1,871,953	47	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	22,304	1,317,000	1,299,615	17,385	—
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	18,499,575	14,887,915	13,785,323	1,102,592	—
Expiring 09/21/22	Goldman Sachs International	KRW	2,472,632	1,919,000	1,842,530	76,470	—
Expiring 09/21/22	HSBC Bank PLC	KRW	4,404,804	3,408,000	3,282,327	125,673	—
Expiring 09/21/22	HSBC Bank PLC	KRW	2,957,292	2,274,000	2,203,684	70,316	—
Expiring 09/21/22	HSBC Bank PLC	KRW	2,872,085	2,133,000	2,140,191	—	(7,191)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	4,142,168	3,188,000	3,086,619	101,381	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	3,040,536	2,253,000	2,265,716	—	(12,716)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	2,822,054	2,176,000	2,102,910	73,090	—
Swiss Franc,
Expiring 10/19/22	HSBC Bank PLC	CHF	804	823,576	825,552	—	(1,976)
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	163,429	4,472,000	4,487,450	—	(15,450)
Expiring 09/21/22	Goldman Sachs International	THB	128,833	3,772,000	3,537,495	234,505	—
Expiring 09/21/22	Goldman Sachs International	THB	85,019	2,411,000	2,334,460	76,540	—
Expiring 09/21/22	Goldman Sachs International	THB	54,386	1,585,427	1,493,348	92,079	—
Expiring 09/21/22	HSBC Bank PLC	THB	74,209	2,071,000	2,037,638	33,362	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	HSBC Bank PLC	THB	73,475	$2,147,000	$2,017,471	$129,529	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	652,491	19,121,162	17,916,127	1,205,035	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	367,026	10,560,378	10,077,822	482,556	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	166,834	4,555,000	4,580,931	—	(25,931)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	149,376	4,098,000	4,101,570	—	(3,570)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	132,598	3,688,000	3,640,874	47,126	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	91,685	2,587,000	2,517,499	69,501	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	72,748	2,120,573	1,997,530	123,043	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	57,147	1,659,000	1,569,139	89,861	—
Expiring 12/21/22	Goldman Sachs International	THB	125,487	3,464,000	3,468,363	—	(4,363)
Expiring 12/21/22	Goldman Sachs International	THB	83,844	2,315,000	2,317,373	—	(2,373)
Expiring 12/21/22	HSBC Bank PLC	THB	66,518	1,831,001	1,838,519	—	(7,518)

				$656,254,394	$647,609,223	10,729,445	(2,084,274)

						$12,425,756	$(9,667,282)

Cross currency exchange contracts outstanding at August 31, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	861	CZK	21,334	$—	$(1,085)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	997	CZK	24,747	—	(3,407)	Barclays Bank PLC
10/19/22	Buy	EUR	1,289	CZK	32,130	—	(9,776)	Barclays Bank PLC
10/19/22	Buy	EUR	1,680	CZK	41,886	—	(13,547)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	1,877	PLN	8,944	5,511	—	Citibank, N.A.
10/19/22	Buy	EUR	2,034	PLN	9,662	11,892	—	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Strategic Bond Fund    59

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Cross currency exchange contracts outstanding at August 31, 2022 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts (cont’d.):
10/19/22	Buy	EUR	2,350	CZK	58,064	$2,317	$—	HSBC Bank PLC
10/19/22	Buy	EUR	2,402	PLN	11,383	20,385	—	HSBC Bank PLC
10/19/22	Buy	EUR	2,501	PLN	11,945	904	—	HSBC Bank PLC
10/19/22	Buy	EUR	2,739	CZK	68,128	—	(15,832)	Barclays Bank PLC
10/19/22	Buy	HUF	480,591	EUR	1,168	13,329	—	HSBC Bank PLC
10/19/22	Buy	PLN	3,944	EUR	823	2,169 —		Goldman Sachs International
10/19/22	Buy	PLN	4,322	EUR	899	5,351	—	Bank of America, N.A.
10/19/22	Buy	PLN	7,460	EUR	1,563	—	(1,478)	JPMorgan Chase Bank, N.A.
10/19/22	Buy	PLN	8,112	EUR	1,695	2,178	—	HSBC Bank PLC
10/19/22	Buy	PLN	11,837	EUR	2,467	10,657	—	Bank of America, N.A.

						$74,693	$(45,125)

Credit default swap agreements outstanding at August 31, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/27	1.000%(Q)	2,000	$581,866	$3,093	$578,773	Goldman Sachs International
Emirate of Abu Dhabi	06/20/27	1.000%(Q)	2,000	(49,936)	3,093	(53,029)	Goldman Sachs International
Federation of Malaysia	06/20/27	1.000%(Q)	3,000	(30,866)	4,639	(35,505)	Goldman Sachs International
Federative Republic of Brazil	06/20/27	1.000%(Q)	12,000	782,169	18,555	763,614	Goldman Sachs International
Kingdom of Saudi Arabia	06/20/27	1.000%(Q)	2,000	(48,009)	3,093	(51,102)	Goldman Sachs International
People’s Republic of China	06/20/27	1.000%(Q)	12,000	(164,830)	18,555	(183,385)	Goldman Sachs International
Republic of Argentina	06/20/27	1.000%(Q)	2,000	1,497,445	3,093	1,494,352	Goldman Sachs International
Republic of Chile	06/20/27	1.000%(Q)	3,000	61,097	4,639	56,458	Goldman Sachs International
Republic of Colombia	06/20/27	1.000%(Q)	6,000	424,584	9,278	415,306	Goldman Sachs International
Republic of Indonesia	06/20/27	1.000%(Q)	9,000	54,177	13,916	40,261	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama	06/20/27	1.000%(Q)	2,000	$42,878	$3,093	$39,785	Goldman Sachs International
Republic of Peru	06/20/27	1.000%(Q)	3,000	27,995	4,639	23,356	Goldman Sachs International
Republic of Philippines	06/20/27	1.000%(Q)	2,000	901	3,093	(2,192)	Goldman Sachs International
Republic of South Africa	06/20/27	1.000%(Q)	12,000	891,347	18,555	872,792	Goldman Sachs International
Republic of Turkey	06/20/27	1.000%(Q)	12,000	2,864,015	18,555	2,845,460	Goldman Sachs International
Republic of Ukraine	06/20/27	1.000%(Q)	2,000	1,610,031	3,093	1,606,938	Goldman Sachs International
State of Qatar	06/20/27	1.000%(Q)	2,000	(49,517)	3,093	(52,610)	Goldman Sachs International
United Mexican States	06/20/27	1.000%(Q)	12,000	297,874	18,555	279,319	Goldman Sachs International

				$8,793,221	$154,630	$8,638,591

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices—Sell Protection(2)**:
CDX.EM.37.V1	06/20/27	1.000%(Q)	100,000	3.300%	$(9,041,277)	$(248,976)	$(8,792,301)	Goldman Sachs International

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

PGIM Strategic Bond Fund    61

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Credit default swap agreements outstanding at August 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Bank of America Funding Corp.	09/29/22	0.500%(M	)	2,752	*	$1,221	$(37)	$1,258	Goldman Sachs International
Bellemeade Re Ltd.	09/29/22	0.500%(M	)	394	*	175	(5)	180	Goldman Sachs International
COMM Mortgage Trust	09/28/22	1.250%(M	)	1,105	*	1,225	(36)	1,261	Goldman Sachs International
CSMC Trust	09/28/22	1.250%(M	)	8,907	4.670%	9,880	(288)	10,168	Goldman Sachs International
Federal Home Loan Mortgage Corp.	09/28/22	1.250%(M	)	6,111	*	6,778	(198)	6,976	Goldman Sachs International
Federal Home Loan Mortgage Corp.	09/28/22	1.250%(M	)	4,238	4.670%	4,700	(137)	4,837	Goldman Sachs International
Federal Home Loan Mortgage Corp.	09/28/22	1.250%(M	)	1,944	*	2,156	(63)	2,219	Goldman Sachs International
Federal Home Loan Mortgage Corp.	09/28/22	1.250%(M	)	602	*	668	(19)	687	Goldman Sachs International
Federal Home Loan Mortgage Corp.	09/28/22	1.250%(M	)	493	*	547	(16)	563	Goldman Sachs International
Federal Home Loan Mortgage Corp.	09/28/22	1.250%(M	)	299	*	331	(10)	341	Goldman Sachs International
Genworth Mortgage Insurance Corp.	09/29/22	1.250%(M	)	934	*	1,036	(31)	1,067	Goldman Sachs International
Genworth Mortgage Insurance Corp.	09/29/22	1.250%(M	)	301	*	334	(10)	344	Goldman Sachs International
GS Mortgage Securities Trust	09/28/22	1.250%(M	)	688	*	763	(22)	785	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	09/28/22	1.250%(M	)	324	*	$360	$(10)	$370	Goldman Sachs International
GS_21-PJ2A	09/14/22	0.500%(M	)	11,143	0.500%	7,578	(139)	7,717	Goldman Sachs International
GS_21-PJA††	09/14/22	0.250%(M	)	21,482	*	7,305	(134)	7,439	Goldman Sachs International
Hera	09/28/22	1.250%(M	)	604	*	669	(20)	689	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	09/28/22	1.250%(M	)	3,016	*	3,345	(98)	3,443	Goldman Sachs International
Multi-Family Structure Credit Risk	09/28/22	1.250%(M	)	3,199	*	3,549	(103)	3,652	Goldman Sachs International
Natixis Commercial Mortgage Securities Trust	09/28/22	1.250%(M	)	1,556	*	1,726	(50)	1,776	Goldman Sachs International
Natixis Commercial Mortgage Securities Trust	09/28/22	1.250%(M	)	508	*	564	(16)	580	Goldman Sachs International
Oaktown Re Ltd.	09/29/22	1.250%(M	)	531	3.925%	589	(18)	607	Goldman Sachs International
PRET LLC	09/29/22	0.500%(M	)	509	*	226	(7)	233	Goldman Sachs International
Radnor Re Ltd.	09/29/22	1.250%(M	)	3,723	*	4,129	(125)	4,254	Goldman Sachs International
Residential Accredit Loans	09/29/22	0.500%(M	)	1,881	*	835	(25)	860	Goldman Sachs International
Tharaldson Hotel Potfolio Trust	09/28/22	1.250%(M	)	6,444	4.670%	7,148	(208)	7,356	Goldman Sachs International

See Notes to Financial Statements.

PGIM Strategic Bond Fund    63

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Credit default swap agreements outstanding at August 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Tharaldson Hotel Potfolio Trust	09/28/22	1.250%(M	)	4,656	*	$5,164	$(151)	$5,315	Goldman Sachs International
UBS Barclays Commercial Mortgage Trust	09/28/22	1.250%(M	)	1,715	*	1,903	(55)	1,958	Goldman Sachs International
Waterfall Commercial Mortgage Trust	09/28/22	1.250%(M	)	836	*	87	(27)	114	Goldman Sachs International

						$74,991	$(2,058)	$77,049

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q	)	2,175	$400,253	$675,759	$(275,506)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q	)	1,515	516,490	876,513	(360,023)	Barclays Bank PLC
Russian Federation	06/20/25	1.000%(Q	)	6,000	3,254,056	3,324,750	(70,694)	HSBC Bank PLC
United Mexican States	06/20/23	1.000%(Q	)	35	(146)	36	(182)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)	30	(126)	76	(202)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)	10	(42)	28	(70)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)	10	(42)	26	(68)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)	10	(41)	10	(51)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q	)	5	(21)	5	(26)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q	)	2,340	(7,849)	897	(8,746)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q	)	180	(119)	584	(703)	Citibank, N.A.

					$4,162,413	$4,878,684	$(716,271)

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	09/20/22	1.000%(Q)	810	0.635%	$1,783	$216	$1,567	Morgan Stanley & Co. International PLC
AT&T, Inc.	06/20/23	1.000%(Q)	2,220	0.933%	5,628	882	4,746	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)	4,310	1.298%	(13,559)	10,749	(24,308)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)EUR	2,860	*	(947,082)	35,231	(982,313)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)EUR	1,520	*	(503,345)	19,406	(522,751)	Goldman Sachs International
Electricite de France SA	12/20/22	1.000%(Q)EUR	5,550	0.658%	17,176	18,197	(1,021)	Goldman Sachs International
EQT Corp.	12/20/22	5.000%(Q)	2,340	1.002%	51,918	26,615	25,303	Credit Suisse International
General Motors Co.	06/20/26	5.000%(Q)	2,390	1.774%	289,994	354,503	(64,509)	Goldman Sachs International
Halliburton Co.	12/20/26	1.000%(Q)	2,770	0.994%	6,320	22,859	(16,539)	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	1,460	0.799%	8,087	10,206	(2,119)	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	3.987%	(11,783)	(8,377)	(3,406)	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	3.987%	(536)	(267)	(269)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	3.987%	(536)	(227)	(309)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	3.987%	(214)	(109)	(105)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	3.987%	(214)	(107)	(107)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	3.987%	(214)	(90)	(124)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	3.987%	(107)	(45)	(62)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	4.868%	(146,880)	(79,344)	(67,536)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Strategic Bond Fund    65

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Credit default swap agreements outstanding at August 31, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	5.273%	$(15,661)	$(7,825)	$(7,836)	Citibank, N.A.
Republic of Italy	09/20/22	1.000%(Q)	2,030	0.334%	4,863	987	3,876	Bank of America, N.A.
Republic of Ukraine	12/20/26	1.000%(Q)	1,100	*	(885,517)	(266,350)	(619,167)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)	6,000	*	(3,254,056)	(3,289,589)	35,533	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	1.028%	4,034	33,748	(29,714)	Goldman Sachs International
Targa Resources Partners LP	06/20/23	5.000%(Q)	2,700	1.346%	105,263	75,697	29,566	Morgan Stanley & Co. International PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,800	1.346%	70,175	52,800	17,375	Morgan Stanley & Co. International PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	1.064%	(1,109)	81,851	(82,960)	Goldman Sachs International

					$(5,215,572)	$(2,908,383)	$(2,307,189)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at August 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	532,795	$(5,852,960)	$(2,854,547)	$2,998,413

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2022(4)	Value at Trade Date	Value at August 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.37.V2	12/20/26	5.000%(Q)	71,602	4.973%	$5,245,017	$793,340	$(4,451,677)
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	55,717	5.325%	(1,133,455)	(125,523)	1,007,932

					$4,111,562	$667,817	$(3,443,745)

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2022 (continued):

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    67

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Interest rate swap agreements outstanding at August 31, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	3,145	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	$72,023	$175,710	$103,687
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(262,597)	343,163	605,760
GBP	10,795	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(428,617)	1,102,763	1,531,380
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	124,739	713,376	588,637
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(115,998)	387,244	503,242
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(18,372)	69,612	87,984
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(18,242)	60,490	78,732
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(4,846)	30,310	35,156

					$(651,910)	$2,882,668	$3,534,578

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at August 31, 2022:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS-60bps	(Q)	Goldman Sachs International	09/20/22	(4,650)	$122,796	$—	$122,796

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$5,777,261	$(3,903,364)	$9,334,225	$(12,311,550)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$2,146,000	$12,636,129

See Notes to Financial Statements.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$10,727,211	$—
Collateralized Loan Obligations	—	133,372,410	—
Consumer Loans	—	4,602,011	—
Other	—	15,245,804	—
Residential Mortgage-Backed Securities	—	8,295,768	363,815
Student Loans	—	4,766,322	—
Bank Loans	—	25,439,058	4,125,472
Commercial Mortgage-Backed Securities	—	97,465,815	—
Corporate Bonds	—	570,823,581	7,366,684
Municipal Bonds	—	10,192,714	—
Residential Mortgage-Backed Securities	—	75,321,471	6,984,373
Sovereign Bonds	—	29,334,960	—
U.S. Government Agency Obligations	—	172,339,333	—
U.S. Treasury Obligations	—	38,854,354	—
Common Stocks	4,210,030	3,721,723	74,470
Preferred Stock	—	—	6,500,000
Rights	—	—	53,396
Warrants	—	—	149
Short-Term Investments
Affiliated Mutual Fund	88,877,419	—	—
Unaffiliated Fund	50,408,294	—	—
Options Purchased	—	5,843,411	—

Total	$143,495,743	$1,206,345,946	$25,468,359

Liabilities
Options Written	$—	$(2,976,864)	$(1,672)

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$—	$—
Futures Contracts	1,368,481	—	—
OTC Forward Foreign Currency Exchange Contracts	—	12,425,756	—
OTC Cross Currency Exchange Contracts	—	74,693	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    69

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Packaged Credit Default Swap Agreements	$—	$9,136,379	$—
Centrally Cleared Credit Default Swap Agreements	—	4,006,345	—
OTC Credit Default Swap Agreements	—	4,736,040	74,991
Centrally Cleared Interest Rate Swap Agreements	—	3,534,578	—
OTC Total Return Swap Agreement	—	122,796	—

Total	$1,368,481	$34,036,587	$74,991

Liabilities
Futures Contracts	$(2,118,139)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(9,667,282)	—
OTC Cross Currency Exchange Contracts	—	(45,125)	—
OTC Packaged Credit Default Swap Agreements	—	(9,384,435)	—
Centrally Cleared Credit Default Swap Agreement	—	(4,451,677)	—
OTC Credit Default Swap Agreements	—	(5,789,199)	—

Total	$(2,118,139)	$(29,337,718)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities	Common Stocks
Balance as of 02/28/22	$—	$5,570,299	$5,500,000	$8,842,144	$10,999,092	$94,780
Realized gain (loss)	(54,795)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	20,281	(874,257)	—	(396,089)	(35,144)	(20,310)
Purchases/Exchanges/Issuances	—	178,353	—	1,250,000	—	—
Sales/Paydowns	(198,062)	—	—	(2,200,000)	(3,979,575)	—
Accrued discount/premium	—	—	—	192,708	—	—
Transfers into Level 3*	596,391	—	—	—	—	—
Transfers out of Level 3*	—	(748,923)	(5,500,000)	(322,079)	—	—

Balance as of 08/31/22	$363,815	$4,125,472	$—	$7,366,684	$6,984,373	$74,470

See Notes to Financial Statements.

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities	Common Stocks
Change in unrealized appreciation (depreciation) relating to securities still held at reporting periodend	$20,281	$(874,257)	$—	$(396,089)	$(35,144)	$(20,310)

	Preferred Stocks	Rights	Warrants	Unfunded Loan Commitment	Options Written	OTC Credit Default Swap Agreements
Balance as of 02/28/22	$9,500,000	$10,473	$6,997	$—	$(2,917)	$65,365
Realized gain (loss)	(15,015)	—	—	—	—	58,963
Change in unrealized appreciation (depreciation)	30,000	42,923	(6,848)	—	482	74,991
Purchases/Exchanges/Issuances	—	—	—	—	—	—
Sales/Paydowns	(3,014,985)	—	—	—	763	(124,328)
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—	—

Balance as of 08/31/22	$6,500,000	$53,396	$149	$—	$(1,672)	$74,991

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$30,000	$42,923	$(6,848)	$—	$482	$74,991

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    71

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities
Residential Mortgage-Backed Securities	$363,815	Market	Adjusted Spread	Estimated Spread Assumptions
Bank Loans	3,947,118	Market	Comparable Bond	Discounted Yield Curve Spread
Bank Loans	178,354	Market	Transaction Based	Unadjusted Purchase Price
Corporate Bonds	5	Market	Contingent Value	Contingent Value
Corporate Bonds	20,060	Market	Transaction Based	Unadjusted Last Traded Price
Residential Mortgage-Backed Securities	422	Market	Contingent Value	Contingent Value
Preferred Stocks	6,500,000	Market	Transaction Based	Unadjusted Purchase Price
Rights	53,396	Market	Contingent Value	Contingent Value
Warrants	149	Market	Worthless	Placeholder

	$11,063,319

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2022, the aggregate value of these securities and/or derivatives was $14,478,359. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2022 were as follows:

U.S. Government Agency Obligations	15.3%
Collateralized Loan Obligations	11.8
Banks	9.7
Commercial Mortgage-Backed Securities	8.6
Residential Mortgage-Backed Securities	8.1
Affiliated Mutual Fund (7.9% represents investments purchased with collateral from securities on loan)	7.9
Oil & Gas	4.6
Unaffiliated Fund	4.5
Electric	4.2
Telecommunications	3.8
U.S. Treasury Obligations	3.5
Media	2.6
Sovereign Bonds	2.6

Diversified Financial Services	2.2%
Retail	2.2
Entertainment	1.9
Foods	1.9
Pipelines	1.6
Commercial Services	1.6
Home Builders	1.5
Mining	1.4
Other	1.4
Pharmaceuticals	1.3
Aerospace & Defense	1.1
Healthcare-Services	1.0
Real Estate Investment Trusts (REITs)	1.0
Automobiles	0.9
Chemicals	0.9

See Notes to Financial Statements.

Industry Classification (continued):

Auto Manufacturers	0.9%
Municipal Bonds	0.9
Building Materials	0.9
Real Estate	0.7
Lodging	0.7
Auto Parts & Equipment	0.7
Engineering & Construction	0.7
Computers	0.6
Airlines	0.6
Electronic Equipment, Instruments & Components	0.6
Options Purchased	0.5
Internet	0.4
Insurance	0.4
Student Loans	0.4
Consumer Loans	0.4
Oil, Gas & Consumable Fuels	0.4
Investment Companies	0.3
Gas	0.3
Agriculture	0.3
Distribution/Wholesale	0.3
Household Products/Wares	0.2
Gas Utilities	0.2
Energy-Alternate Sources	0.2
Electrical Components & Equipment	0.2

Healthcare-Products	0.2%
Metal Fabricate/Hardware	0.2
Advertising	0.1
Semiconductors	0.1
Beverages	0.1
Wireless Telecommunication Services	0.1
Packaging & Containers	0.1
Forest Products & Paper	0.1
Electronics	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Transportation	0.0	*
Electric Utilities	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	121.9
Options Written	(0.3)
Liabilities in excess of other assets	(21.6)

	100.0%

*     Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$4,006,345*	Due from/to broker-variation margin swaps	$4,451,677	*
Credit contracts	Premiums paid for OTC swap agreements	5,777,261	Premiums received for OTC swap agreements	3,903,364

See Notes to Financial Statements.

PGIM Strategic Bond Fund    73

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unaffiliated investments	$5,843,411		Options written outstanding, at value	$2,978,536
Credit contracts	Unrealized appreciation on OTC swap agreements	9,211,429		Unrealized depreciation on OTC swap agreements	12,311,550
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	74,693		Unrealized depreciation on OTC cross currency exchange contracts	45,125
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,425,756		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,667,282
Interest rate contracts	Due from/to broker-variation margin futures	1,368,481	*	Due from/to broker-variation margin futures	2,118,139	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,534,578	*	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	122,796		—	—

		$42,364,750			$35,475,673

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(5,721,491)	$5,735,298	$—	$—	$1,938,756
Foreign exchange contracts	—	—	—	36,587,744	—
Interest rate contracts	—	—	(13,356,661)	—	(10,302,015)

Total	$(5,721,491)	$5,735,298	$(13,356,661)	$36,587,744	$(8,363,259)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$1,735,880	$1,373,094	$—	$—	$(1,919,451)
Foreign exchange contracts	—	—	—	(936,126)	—
Interest rate contracts	—	—	(7,043,106)	—	10,195,760

Total	$1,735,880	$1,373,094	$(7,043,106)	$(936,126)	$8,276,309

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 3,829,917
Options Written (2)	1,838,139,322
Futures Contracts - Long Positions (2)	479,042,301
Futures Contracts - Short Positions (2)	358,298,339
Forward Foreign Currency Exchange Contracts - Purchased (3)	545,562,523
Forward Foreign Currency Exchange Contracts - Sold (3)	854,265,226
Cross Currency Exchange Contracts (4)	9,288,641
Interest Rate Swap Agreements (2)	70,699,933
Credit Default Swap Agreements - Buy Protection (2)	539,268,333
Credit Default Swap Agreements - Sell Protection (2)	418,953,650
Total Return Swap Agreements (2)	8,785,769
Inflation Swap Agreements (2)	6,951,667

*	Average volume is based on average quarter end balances as noted for the six months ended August 31, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Strategic Bond Fund    75

Schedule of Investments (unaudited) (continued)

as of August 31, 2022

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$84,541,068	$(84,541,068)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$733,118	$(724,576)	$8,542	$—	$8,542
Barclays Bank PLC	3,699,227	(2,874,941)	824,286	(824,286)	—
BNP Paribas S.A.	1,531,923	(575,387)	956,536	(956,536)	—
Citibank, N.A.	1,277,349	(2,234,012)	(956,663)	956,663	—
Credit Suisse International	83,728	(38,666)	45,062	(45,062)	—
Deutsche Bank AG	1,100,339	(606,580)	493,759	(330,000)	163,759
Goldman Sachs International	12,676,613	(12,214,770)	461,843	—	461,843
HSBC Bank PLC	4,769,523	(5,484,035)	(714,512)	714,512	—
JPMorgan Chase Bank, N.A.	3,058,032	(1,331,626)	1,726,406	(1,649,272)	77,134
Morgan Stanley & Co. International PLC	1,388,637	(833,003)	555,634	(370,000)	185,634
Standard Chartered Bank	1,313,504	(730,539)	582,965	(582,965)	—
The Toronto-Dominion Bank	1,620,900	(521,066)	1,099,834	(1,099,834)	—
UBS AG	202,453	(736,656)	(534,203)	—	(534,203)

	$33,455,346	$(28,905,857)	$4,549,489	$(4,186,780)	$362,709

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2022

Assets

Investments at value, including securities on loan of $84,541,068:
Unaffiliated investments (cost $1,459,053,468)	$1,286,432,629
Affiliated investments (cost $88,837,624)	88,877,419
Foreign currency, at value (cost $3,760,006)	3,729,140
Cash segregated for counterparty - OTC	870,000
Receivable for investments sold	66,065,396
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,425,756
Dividends and interest receivable	11,099,309
Unrealized appreciation on OTC swap agreements	9,334,225
Premiums paid for OTC swap agreements	5,777,261
Receivable for Fund shares sold	4,044,801
Deposit with broker for centrally cleared/exchange-traded derivatives	2,146,000
Due from broker—variation margin swaps	111,625
Due from broker—variation margin futures	102,114
Unrealized appreciation on OTC cross currency exchange contracts	74,693
Prepaid expenses	62

Total Assets	1,491,090,430

Liabilities

Payable for investments purchased	236,643,700
Payable to broker for collateral for securities on loan	88,667,692
Unrealized depreciation on OTC swap agreements	12,311,550
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,667,282
Payable for Fund shares purchased	4,464,211
Premiums received for OTC swap agreements	3,903,364
Options written outstanding, at value (premiums received $4,422,732)	2,978,536
Payable to custodian	1,925,660
Accrued expenses and other liabilities	1,280,994
Management fee payable	429,940
Distribution fee payable	51,926
Unrealized depreciation on OTC cross currency exchange contracts	45,125
Dividends payable	14,697
Trustees’ fees payable	7,415
Affiliated transfer agent fee payable	1,836

Total Liabilities	362,393,928

Net Assets	$1,128,696,502

Net assets were comprised of:
Shares of beneficial interest, at par	$129,143
Paid-in capital in excess of par	1,402,585,492
Total distributable earnings (loss)	(274,018,133)

Net assets, August 31, 2022	$1,128,696,502

See Notes to Financial Statements.

PGIM Strategic Bond Fund    77

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2022

Class A
Net asset value and redemption price per share, ($60,233,877 ÷ 6,889,069 shares of beneficial interest issued and outstanding)	$8.74
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$9.03

Class C
Net asset value, offering price and redemption price per share, ($44,682,864 ÷ 5,118,243 shares of beneficial interest issued and outstanding)	$8.73

Class Z
Net asset value, offering price and redemption price per share, ($968,157,457 ÷ 110,775,845 shares of beneficial interest issued and outstanding)	$8.74

Class R6
Net asset value, offering price and redemption price per share, ($55,622,304 ÷ 6,360,191 shares of beneficial interest issued and outstanding)	$8.75

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended August 31, 2022

Net Investment Income (Loss)

Income
Interest income (net of $17,220 foreign withholding tax)	$30,189,010
Unaffiliated dividend income	735,578
Income from securities lending, net (including affiliated income of $32,930)	85,597

Total income	31,010,185

Expenses
Management fee	3,756,032
Distribution fee(a)	331,002
Transfer agent’s fees and expenses (including affiliated expense of $6,807)(a)	970,824
Custodian and accounting fees	92,374
Registration fees(a)	64,060
Shareholders’ reports	50,821
Audit fee	30,246
Trustees’ fees	14,771
Legal fees and expenses	13,795
Miscellaneous	38,883

Total expenses	5,362,808
Less: Fee waiver and/or expense reimbursement(a)	(1,019,094)

Net expenses	4,343,714

Net investment income (loss)	26,666,471

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(18,567))	(29,093,996)
Futures transactions	(13,356,661)
Forward and cross currency contract transactions	36,587,744
Options written transactions	5,735,298
Swap agreement transactions	(8,363,259)
Foreign currency transactions	(8,091,519)

(16,582,393)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $34,794)	(122,022,452)
Futures	(7,043,106)
Forward and cross currency contracts	(936,126)
Options written	1,373,094
Swap agreements	8,276,309
Foreign currencies	187,515

(120,164,766)

Net gain (loss) on investment and foreign currency transactions	(136,747,159)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(110,080,688)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    79

Statement of Operations  (unaudited)

Six Months Ended August 31, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	82,413	248,589	—	—
Transfer agent’s fees and expenses	30,378	28,007	911,394	1,045
Registration fees	11,602	9,302	33,955	9,201
Fee waiver and/or expense reimbursement	(10,997)	(8,292)	(981,702)	(18,103)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2022	Year Ended February 28, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$26,666,471	$58,717,938
Net realized gain (loss) on investment and foreign currency transactions	(16,582,393)	3,198,135
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(120,164,766)	(97,947,373)

Net increase (decrease) in net assets resulting from operations	(110,080,688)	(36,031,300)

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,457,137)	(3,144,127)
Class C	(908,548)	(1,760,431)
Class Z	(26,488,807)	(68,591,566)
Class R6	(1,133,704)	(1,503,535)

	(29,988,196)	(74,999,659)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	239,362,607	819,818,108
Net asset value of shares issued in reinvestment of dividends and distributions	29,772,618	73,900,487
Cost of shares purchased	(617,285,100)	(1,095,152,185)

Net increase (decrease) in net assets from Fund share transactions	(348,149,875)	(201,433,590)

Total increase (decrease)	(488,218,759)	(312,464,549)

Net Assets:

Beginning of period	1,616,915,261	1,929,379,810

End of period	$1,128,696,502	$1,616,915,261

See Notes to Financial Statements.

PGIM Strategic Bond Fund    81

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	August 31,		Year Ended February 28/29,
	2022		2022	2021	2020	2019		2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$9.69		$10.32	$10.48	$10.10	$10.31		$10.15

Income (loss) from investment operations:

Net investment income (loss)	0.18		0.29	0.31	0.33	0.33		0.33

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.93)		(0.54)	0.02 (b)	0.70	(0.02)		0.25

Total from investment operations	(0.75)		(0.25)	0.33	1.03	0.31		0.58

Less Dividends and Distributions:

Dividends from net investment income	(0.20)		(0.38)	(0.33)	(0.45)	(0.52)		(0.38)

Tax return of capital distributions	-		-	(0.06)	-	(-	)(c)	-

Distributions from net realized gains	-		-	(0.10)	(0.20)	-		(0.04)

Total dividends and distributions	(0.20)		(0.38)	(0.49)	(0.65)	(0.52)		(0.42)

Net asset value, end of period	$8.74		$9.69	$10.32	$10.48	$10.10		$10.31

Total Return(d):	(7.76)%		(2.59)%	3.27%	10.41%	3.13%		5.84%

Ratios/Supplemental Data:

Net assets, end of period (000)	$60,234		$78,154	$88,108	$76,854	$8,958		$3,989

Average net assets (000)	$65,393		$85,794	$74,555	$39,714	$4,751		$1,491

Ratios to average net assets(e)(f):

Expenses after waivers and/or expense reimbursement	0.97	%(g)	0.95%	0.98%	1.08%	1.15%		1.15%

Expenses before waivers and/or expense reimbursement	1.00	%(g)	0.98%	1.02%	1.12%	1.77%		2.11%

Net investment income (loss)	3.90	%(g)	2.81%	3.01%	3.16%	3.26%		3.24%

Portfolio turnover rate(h)	80%		54%	105%	239%	81%		74%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months
	Ended
	August 31,		Year Ended February 28/29,
	2022		2022	2021	2020	2019		2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$9.68		$10.30	$10.46	$10.09	$10.29		$10.14

Income (loss) from investment operations:

Net investment income (loss)	0.14		0.21	0.23	0.26	0.26		0.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.92)		(0.53)	0.02 (b)	0.68	(0.01)		0.24

Total from investment operations	(0.78)		(0.32)	0.25	0.94	0.25		0.50

Less Dividends and Distributions:

Dividends from net investment income	(0.17)		(0.30)	(0.25)	(0.37)	(0.45)		(0.31)

Tax return of capital distributions	-		-	(0.06)	-	(-	)(c)	-

Distributions from net realized gains	-		-	(0.10)	(0.20)	-		(0.04)

Total dividends and distributions	(0.17)		(0.30)	(0.41)	(0.57)	(0.45)		(0.35)

Net asset value, end of period	$8.73		$9.68	$10.30	$10.46	$10.09		$10.29

Total Return(d):	(8.13)%		(3.25)%	2.50%	9.47%	2.46%		4.96%

Ratios/Supplemental Data:

Net assets, end of period (000)	$44,683		$56,099	$59,419	$49,844	$7,971		$1,206

Average net assets (000)	$49,312		$60,789	$53,620	$24,666	$3,161		$852

Ratios to average net assets(e)(f):

Expenses after waivers and/or expense reimbursement	1.74	%(g)	1.72%	1.73%	1.83%	1.90%		1.90%

Expenses before waivers and/or expense reimbursement	1.77	%(g)	1.75%	1.77%	1.87%	2.60%		3.05%

Net investment income (loss)	3.14	%(g)	2.04%	2.26%	2.50%	2.53%		2.55%

Portfolio turnover rate(h)	80%		54%	105%	239%	81%		74%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    83

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	August 31,		Year Ended February 28/29,
	2022		2022	2021	2020	2019		2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$9.69		$10.31	$10.47	$10.10	$10.30		$10.15

Income (loss) from investment operations:

Net investment income (loss)	0.19		0.32	0.34	0.38	0.37		0.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.92)		(0.53)	0.02 (b)	0.68	(0.01)		0.23

Total from investment operations	(0.73)		(0.21)	0.36	1.06	0.36		0.60

Less Dividends and Distributions:

Dividends from net investment income	(0.22)		(0.41)	(0.36)	(0.49)	(0.56)		(0.41)

Tax return of capital distributions	-		-	(0.06)	-	(-	)(c)	-

Distributions from net realized gains	-		-	(0.10)	(0.20)	-		(0.04)

Total dividends and distributions	(0.22)		(0.41)	(0.52)	(0.69)	(0.56)		(0.45)

Net asset value, end of period	$8.74		$9.69	$10.31	$10.47	$10.10		$10.30

Total Return(d):	(7.60)%		(2.17)%	3.64%	10.73%	3.60%		6.02%

Ratios/Supplemental Data:

Net assets, end of period (000)	$968,157		$1,445,527	$1,748,446	$1,330,912	$157,026		$43,647

Average net assets (000)	$1,101,421		$1,717,073	$1,421,196	$668,011	$81,750		$35,152

Ratios to average net assets(e)(f):

Expenses after waivers and/or expense reimbursement	0.62	%(g)	0.62%	0.62%	0.68%	0.78%		0.88%

Expenses before waivers and/or expense reimbursement	0.80	%(g)	0.75%	0.77%	0.82%	1.09%		1.60%

Net investment income (loss)	4.25	%(g)	3.14%	3.35%	3.62%	3.62%		3.61%

Portfolio turnover rate(h)	80%		54%	105%	239%	81%		74%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months
	Ended							April 26, 2017(a)
	August 31,		Year Ended February 28/29,					through February 28,
	2022		2022	2021	2020	2019		2018

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$9.70		$10.32	$10.48	$10.11	$10.30		$10.17

Income (loss) from investment operations:

Net investment income (loss)	0.20		0.33	0.34	0.38	0.39		0.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.93)		(0.54)	0.03 (c)	0.68	(0.01)		0.20

Total from investment operations	(0.73)		(0.21)	0.37	1.06	0.38		0.51

Less Dividends and Distributions:

Dividends from net investment income	(0.22)		(0.41)	(0.37)	(0.49)	(0.57)		(0.34)

Tax return of capital distributions	-		-	(0.06)	-	(-	)(d)	-

Distributions from net realized gains	-		-	(0.10)	(0.20)	-		(0.04)

Total dividends and distributions	(0.22)		(0.41)	(0.53)	(0.69)	(0.57)		(0.38)

Net asset value, end of period	$8.75		$9.70	$10.32	$10.48	$10.11		$10.30

Total Return(e):	(7.48)%		(2.24)%	3.66%	10.75%	3.75%		5.12%

Ratios/Supplemental Data:

Net assets, end of period (000)	$55,622		$37,135	$33,407	$1,493	$137		$11

Average net assets (000)	$46,725		$37,326	$13,732	$564	$19		$10

Ratios to average net assets(f)(g):

Expenses after waivers and/or expense reimbursement	0.59	%(h)	0.59%	0.59%	0.65%	0.72%		0.87	%(h)

Expenses before waivers and/or expense reimbursement	0.67	%(h)	0.67%	0.76%	3.24%	62.77%		115.14	%(h)

Net investment income (loss)	4.31	%(h)	3.17%	3.26%	3.62%	3.80%		3.54	%(h)

Portfolio turnover rate(i)	80%		54%	105%	239%	81%		74%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Does not include expenses of the underlying funds in which the Fund invests.
(h)	Annualized.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    85

Financial Highlights  (unaudited) (continued)

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is provided to the Board at the first quarterly meeting following the quarter in which such actions take place.

PGIM Strategic Bond Fund     87

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

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Notes to Financial Statements  (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike

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Notes to Financial Statements  (unaudited) (continued)

price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

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Notes to Financial Statements  (unaudited) (continued)

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and other Loans (i.e. bank loans): The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by

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Notes to Financial Statements  (unaudited) (continued)

the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments.

The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees,

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Notes to Financial Statements  (unaudited) (continued)

transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% on average daily net assets up to $2.5 billion;	0.59%
0.565% on average daily net assets from $2.5 billion to $5 billion;
0.540% on average daily net assets over $5 billion.

The Manager has contractually agreed, through June 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.15%
C	1.90
Z	0.62
R6	0.59

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

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Notes to Financial Statements  (unaudited) (continued)

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$41,218	$8,180
C	—	5,670

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$1,071,340,200	$1,294,334,672

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$97,074,951	$154,885,112	$163,098,871	$34,794	$(18,567)	$88,877,419	88,930,778	$32,930(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,546,692,564	$43,166,852	$(213,503,702)	$(170,336,850)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2022 of approximately $71,322,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2022 are subject to such review.

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Notes to Financial Statements  (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of August 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	83.5

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2022:
Shares sold	855,408	$7,707,987
Shares issued in reinvestment of dividends and distributions	161,434	1,455,387
Shares purchased	(2,174,940)	(19,882,560)
Net increase (decrease) in shares outstanding before conversion	(1,158,098)	(10,719,186)
Shares issued upon conversion from other share class(es)	20,804	194,040
Shares purchased upon conversion into other share class(es)	(36,557)	(343,044)
Net increase (decrease) in shares outstanding	(1,173,851)	$(10,868,190)

Year ended February 28, 2022:
Shares sold	3,805,994	$39,008,616
Shares issued in reinvestment of dividends and distributions	305,367	3,116,058
Shares purchased	(4,454,173)	(45,512,101)
Net increase (decrease) in shares outstanding before conversion	(342,812)	(3,387,427)
Shares issued upon conversion from other share class(es)	158,688	1,619,742
Shares purchased upon conversion into other share class(es)	(291,592)	(2,979,242)
Net increase (decrease) in shares outstanding	(475,716)	$(4,746,927)

Class C
Six months ended August 31, 2022:
Shares sold	402,314	$3,635,532
Shares issued in reinvestment of dividends and distributions	100,981	908,470
Shares purchased	(1,119,210)	(10,094,550)
Net increase (decrease) in shares outstanding before conversion	(615,915)	(5,550,548)
Shares purchased upon conversion into other share class(es)	(62,321)	(578,692)
Net increase (decrease) in shares outstanding	(678,236)	$(6,129,240)

Year ended February 28, 2022:
Shares sold	1,610,349	$16,522,477
Shares issued in reinvestment of dividends and distributions	172,659	1,759,268
Shares purchased	(1,462,942)	(14,907,828)
Net increase (decrease) in shares outstanding before conversion	320,066	3,373,917
Shares purchased upon conversion into other share class(es)	(290,734)	(2,968,658)
Net increase (decrease) in shares outstanding	29,332	$405,259

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Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended August 31, 2022:
Shares sold	21,691,626	$196,546,100
Shares issued in reinvestment of dividends and distributions	2,911,643	26,278,816
Shares purchased	(63,096,725)	(577,702,999)
Net increase (decrease) in shares outstanding before conversion	(38,493,456)	(354,878,083)
Shares issued upon conversion from other share class(es)	86,808	810,188
Shares purchased upon conversion into other share class(es)	(11,586)	(108,772)

Net increase (decrease) in shares outstanding	(38,418,234)	$(354,176,667)

Year ended February 28, 2022:
Shares sold	72,624,382	$743,439,906
Shares issued in reinvestment of dividends and distributions	6,615,813	67,531,996
Shares purchased	(99,834,364)	(1,016,830,943)
Net increase (decrease) in shares outstanding before conversion	(20,594,169)	(205,859,041)
Shares issued upon conversion from other share class(es)	1,039,418	10,546,093
Shares purchased upon conversion into other share class(es)	(763,912)	(7,793,146)

Net increase (decrease) in shares outstanding	(20,318,663)	$(203,106,094)

Class R6
Six months ended August 31, 2022:
Shares sold	3,461,898	$31,472,988
Shares issued in reinvestment of dividends and distributions	125,891	1,129,945
Shares purchased	(1,060,712)	(9,604,991)
Net increase (decrease) in shares outstanding before conversion	2,527,077	22,997,942
Shares issued upon conversion from other share class(es)	2,795	26,280

Net increase (decrease) in shares outstanding	2,529,872	$23,024,222

Year ended February 28, 2022:
Shares sold	2,054,010	$20,847,109
Shares issued in reinvestment of dividends and distributions	146,334	1,493,165
Shares purchased	(1,754,519)	(17,901,313)
Net increase (decrease) in shares outstanding before conversion	445,825	4,438,961
Shares issued upon conversion from other share class(es)	655,062	6,688,955
Shares purchased upon conversion into other share class(es)	(507,316)	(5,113,744)

Net increase (decrease) in shares outstanding	593,571	$6,014,172

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 30, 2022 will provide a commitment of $1,200,000,000 through September 28, 2023. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2022. The average daily balance for the 34 days that the Fund had loans outstanding during the period was approximately $5,277,412, borrowed at a weighted average interest rate of 1.90%. The maximum loan outstanding amount during the period was $12,486,000. At August 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be

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Notes to Financial Statements  (unaudited) (continued)

taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

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Notes to Financial Statements  (unaudited) (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Floating Rate and Other Loans Risk (i.e. bank loans): The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For

PGIM Strategic Bond Fund     109

Notes to Financial Statements  (unaudited) (continued)

example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the

Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which

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Notes to Financial Statements  (unaudited) (continued)

the Fund invests. The occurrence reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. The Fund may have investments linked to other interbank offered rates that may also cease to be published in the future. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR as well as loan facilities used by the Fund. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments.

Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

PGIM Strategic Bond Fund     113

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

[1]	PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant

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information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2021. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

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impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board considered PGIM Investments’ assertion that despite recent underperformance, they are encouraged by the Fund’s strong longer-term outperformance over the three-, and five-year periods ended December 31, 2021 versus peers.

•	The Board also considered that the Fund outperformed its benchmark for the one-, three- and five-year periods and outperformed its peer group for the three- and five-year periods ended March 31, 2022.

•

The Board further considered that the Fund has outperformed its benchmark in each calendar year since its inception and has outperformed its peer group in four out of the six calendar years since its inception.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.59% for Class R6 shares and 0.62% for Class Z shares through June 30, 2023.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Strategic Bond Fund

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Strategic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM STRATEGIC BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PUCAX	PUCCX	PUCZX	PUCQX

CUSIP	74440K678	74440K660	74440K652	74440K520

MF231E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 17, 2022